UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Michigan Municipal
Income Fund

September 30, 2008

1.807731.104

MIR-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation:
(Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 1,042,273
Series A, 5% 10/1/23	1,000,000	887,510
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	615,000	545,259
		2,475,042
Michigan - 95.4%
Algonac Cmnty. Schools Series I, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,537,295
Allegan Pub. School District Series 2008:
5% 5/1/14 (MBIA Insured)	1,570,000	1,658,187
5% 5/1/16 (MBIA Insured)	1,545,000	1,621,385
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,048,608
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,457,154
5% 3/1/18 (MBIA Insured)	1,440,000	1,487,750
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,679,000	3,235,884
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,265,891
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	7,428,800
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,110,672
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,434,527
5.25% 5/1/18	1,100,000	1,145,749
Carman-Ainsworth Cmnty. School District:
5% 5/1/16 (FSA Insured)	1,000,000	1,048,460
5% 5/1/17 (FSA Insured)	2,065,000	2,143,387
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,699,331
5% 6/1/25 (AMBAC Insured)	1,775,000	1,705,047
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,714,513
Chelsea School District:
5% 5/1/15 (MBIA Insured)	1,720,000	1,811,452
5% 5/1/18 (MBIA Insured)	1,675,000	1,728,985
Chippewa Valley Schools 5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (c)	1,125,000	1,212,975
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools:
5% 5/1/15 (FSA Insured)	$ 1,905,000	$ 2,035,740
5% 5/1/16 (FSA Insured)	1,855,000	1,977,671
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (c)	1,950,000	2,111,948
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	1,150,000	1,245,508
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,053,760
Constantine Pub. Schools:
5% 5/1/25	1,130,000	1,113,683
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (c)	1,120,000	1,194,267
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (c)	1,245,000	1,351,136
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to 5/1/11 @ 100) (c)	1,100,000	1,174,470
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33	1,800,000	1,594,944
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	4,636,900
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	4,929,950
Series A:
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (c)	1,500,000	1,619,925
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,079,950
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,209,387
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,157,260
5% 9/30/12 (MBIA Insured)	4,765,000	5,041,847
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,535,000	4,598,898
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,472,871
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,900,016
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,071,329
Series B1:
5% 4/1/13 (AMBAC Insured)	2,000,000	2,031,340
5% 4/1/15 (AMBAC Insured)	3,800,000	3,803,610
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (c)	1,500,000	1,593,945
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (c)	1,250,000	1,328,288
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	2,700,000	2,725,785
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	5,179,745
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
5% 7/1/32 (FSA Insured)	$ 535,000	$ 473,411
5% 7/1/32 (Pre-Refunded to 7/1/13 @ 100) (c)	1,365,000	1,459,881
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,118,093
5% 7/1/36 (FGIC Insured)	7,800,000	6,751,368
5.5% 7/1/17 (MBIA Insured)	3,050,000	3,243,309
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (FGIC Insured)	6,340,000	6,804,405
Series A:
5% 7/1/34 (MBIA Insured)	5,000,000	4,354,000
5.25% 7/1/16 (MBIA Insured)	1,000,000	1,049,180
5.25% 7/1/17 (MBIA Insured)	2,000,000	2,053,580
5.25% 7/1/21 (MBIA Insured)	6,035,000	5,859,864
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (c)	3,675,000	3,841,478
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,233,641
Series B:
5% 7/1/20 (MBIA Insured)	5,000,000	4,812,550
5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,723,336
Series C, 5% 7/1/33 (FSA Insured)	8,500,000	7,520,290
DeWitt Pub. Schools:
5% 5/1/15 (MBIA Insured)	1,475,000	1,554,296
5% 5/1/17 (MBIA Insured)	1,550,000	1,615,798
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,008,802
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,179,050
5% 5/1/28 (FSA Insured)	1,250,000	1,195,800
5% 5/1/29 (FSA Insured)	1,275,000	1,203,141
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,483,995
5% 5/1/17 (FSA Insured)	1,985,000	2,050,207
5.5% 5/1/17	1,690,000	1,761,555
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,208,311
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,650,030
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,874,702
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,290,968
5% 10/1/17 (MBIA Insured)	1,320,000	1,345,304
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,000,000	$ 1,077,790
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	1,030,000	1,110,124
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,109,227
5% 5/1/17 (FSA Insured)	1,615,000	1,676,305
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,290,477
5% 5/1/17 (FSA Insured)	1,390,000	1,438,747
5% 5/1/19 (FSA Insured)	1,205,000	1,229,317
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,379,255
5% 5/1/18 (MBIA Insured)	1,505,000	1,516,679
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,282,410
5% 5/1/17 (FSA Insured)	1,230,000	1,269,581
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.):
5% 5/1/23 (MBIA Insured)	1,175,000	1,100,458
5% 5/1/24 (MBIA Insured)	1,300,000	1,208,792
5% 5/1/28 (MBIA Insured)	4,300,000	3,901,562
Grand Rapids Cmnty. College:
5% 5/1/17 (FSA Insured)	1,315,000	1,394,939
5% 5/1/19 (FSA Insured)	1,315,000	1,361,512
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,883,563
Grand Rapids San. Swr. Sys. Rev.:
5% 1/1/34 (MBIA Insured)	3,000,000	2,790,600
5% 1/1/38	3,320,000	3,075,117
Grand Rapids Wtr. Supply Sys. 5% 1/1/35 (FGIC Insured)	5,000,000	4,485,250
Grand Valley Michigan State Univ. Rev. Series A:
5% 12/1/19 (AMBAC Insured)	500,000	511,780
5% 12/1/33 (FSA Insured)	5,000,000	4,635,500
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (MBIA Insured)	1,950,000	1,782,905
5% 5/1/32 (MBIA Insured)	1,950,000	1,763,931
Harper Creek Cmnty. School District (School Bldg. & Site Proj.):
4.75% 5/1/27 (FSA Insured)	500,000	450,695
5.25% 5/1/21 (FSA Insured)	2,000,000	2,034,560
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Harper Creek Cmnty. School District (School Bldg. & Site Proj.): - continued
5.25% 5/1/24 (FSA Insured)	$ 2,100,000	$ 2,082,276
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,130,976
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,076,800
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,042,610
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,368,275
0% 5/1/11 (FGIC Insured)	5,830,000	5,331,185
0% 5/1/12 (FGIC Insured)	1,420,000	1,239,774
5.25% 5/1/16	2,450,000	2,580,022
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series A, 5% 5/15/13 (FSA Insured)	2,125,000	2,204,603
Series B:
4% 5/15/11 (FSA Insured)	700,000	706,041
4% 5/15/12 (FSA Insured)	2,125,000	2,127,061
5% 5/15/13 (FSA Insured)	2,125,000	2,204,603
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,279,953
5.25% 5/1/16 (FSA Insured)	1,500,000	1,623,525
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,100,000	3,335,817
(Spectrum Health Sys. Proj.):
Series 1998 A:
5.375% 1/15/11	2,420,000	2,452,525
5.375% 1/15/12	2,505,000	2,537,139
Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,649,468
L'Anse Creuse Pub. Schools:
5% 5/1/24 (FSA Insured)	1,350,000	1,291,545
5.375% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,078,530
5.375% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,078,530
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,613,780
Lapeer Cmnty. Schools 5% 5/1/22 (FSA Insured)	1,395,000	1,370,671
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (c)	1,050,000	1,127,238
Lincoln Consolidated School District:
5% 5/1/14 (FSA Insured)	1,460,000	1,553,309
5% 5/1/16 (FSA Insured)	1,425,000	1,509,674
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	$ 1,000,000	$ 1,044,390
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,201,400
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (c)	3,000,000	3,156,570
Michigan Gen. Oblig.:
(Envir. Protection Prog.) 6.25% 11/1/12	5,365,000	5,684,593
5.25% 9/15/21 (FSA Insured)	5,000,000	5,010,450
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,031,770
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11	2,040,000	2,089,429
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (c)	10,645,000	11,162,014
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	469,510
5.5% 3/1/14	1,300,000	1,338,337
5.5% 3/1/15	1,985,000	2,034,010
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (c)	1,000,000	1,011,610
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,653,210
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	2,000,000	2,157,880
Series 2006 A:
5% 11/15/09	650,000	661,993
5% 11/15/12	1,485,000	1,524,902
5% 11/15/14	1,000,000	1,021,600
Series A, 6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (c)	1,945,000	2,038,360
(McLaren Health Care Corp. Proj.):
5.25% 5/15/15	1,615,000	1,618,472
5.75% 5/15/38	7,000,000	6,398,280
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,503,550
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (c)	1,500,000	1,502,055
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,453,479
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
6% 8/15/10 (Escrowed to Maturity) (c)	$ 1,265,000	$ 1,267,138
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,503,550
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,050,840
(Oakwood Hosp. Proj.) Series A, 5% 7/15/17	1,000,000	958,610
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,090,420
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (c)	1,710,000	1,746,868
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (c)	570,000	598,095
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,539,353
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,843,755
(Sparrow Hosp. Proj.) Series 2007:
5% 11/15/17	535,000	532,651
5% 11/15/18	725,000	713,103
5% 11/15/19	1,000,000	963,060
5% 11/15/20	2,000,000	1,897,320
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,560,420
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,724,349
(Local Govt. Ln. Prog.):
Series B, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,136,335
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	3,213,826
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,073,550
7.5% 11/1/09 (AMBAC Insured)	10,000	10,024
(State Clean Wtr. Revolving Fund Proj.) 5% 10/1/27	3,725,000	3,583,562
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,248,560
5% 10/1/18	8,000,000	8,377,600
5% 10/1/23	5,000,000	4,901,850
5.375% 10/1/19	2,005,000	2,080,348
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (b)	1,000,000	827,680
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	9,553,220
Michigan Technological Univ.:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,074,504
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Technological Univ.: - continued
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	$ 1,875,000	$ 2,009,588
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A:
6% 6/1/34	3,000,000	2,430,750
6% 6/1/48	3,000,000	2,269,680
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	3,270,812
5.5% 11/1/16	3,000,000	3,258,300
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,385,000
5.25% 10/1/16 (FSA Insured)	3,000,000	3,138,300
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,356,130
Montague Pub. School District:
5.5% 5/1/16	430,000	452,691
5.5% 5/1/17	430,000	451,539
5.5% 5/1/19	430,000	442,461
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,264,042
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	927,460
North Kent Swr. Auth. Wtr. & Swr. Rev.:
5% 11/1/19 (MBIA Insured)	420,000	426,115
5% 11/1/20 (MBIA Insured)	490,000	490,627
5% 11/1/22 (MBIA Insured)	1,645,000	1,591,653
5% 11/1/23 (MBIA Insured)	1,290,000	1,226,803
Northern Michigan Univ. Revs. 5.125% 12/1/35 (FSA Insured)	2,750,000	2,586,815
Northview Pub. Schools District 5% 5/1/21 (FSA Insured)	1,070,000	1,058,155
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,629,661
5% 5/1/16 (FSA Insured)	1,475,000	1,537,850
5% 5/1/17 (FSA Insured)	3,675,000	3,817,149
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	290,409
5.5% 4/1/15 (FGIC Insured)	170,000	173,060
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	2,186,525
0% 5/1/13 (MBIA Insured)	1,700,000	1,416,831
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	$ 1,010,000	$ 995,799
5.25% 5/1/27 (FSA Insured)	1,135,000	1,099,622
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,510,323
5% 5/1/16 (MBIA Insured)	1,175,000	1,214,844
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002:
5.5% 5/1/14	1,000,000	1,071,820
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,085,250
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	1,754,897
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	901,240
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,094,530
5% 5/1/16 (FSA Insured)	1,025,000	1,062,720
Plymouth-Canton Cmnty. School District:
4.5% 5/1/24 (FSA Insured)	500,000	437,360
5% 5/1/20 (FSA Insured)	5,000,000	5,003,550
Port Huron Area School District County of Saint Clair 5.25% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,264,042
Portage Pub. Schools 5% 5/1/22 (FSA Insured)	4,300,000	4,225,008
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.):
5% 5/1/31 (FSA Insured)	2,080,000	1,920,214
5% 5/1/34 (FSA Insured)	2,320,000	2,157,322
5% 5/1/38 (FSA Insured)	1,000,000	909,220
Riverview Cmnty. School District:
5% 5/1/14	905,000	965,662
5% 5/1/15	955,000	1,010,610
5% 5/1/17	1,000,000	1,038,880
5% 5/1/18	1,000,000	1,031,350
Rochester Cmnty. School District 5% 5/1/19 (MBIA Insured)	1,475,000	1,516,448
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	3,730,776
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	1,861,280
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Saginaw Valley State Univ. Rev. 5% 7/1/37 (FSA Insured)	$ 2,880,000	$ 2,620,973
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,424,781
5% 4/1/19 (AMBAC Insured)	1,475,000	1,500,488
Shepherd Pub. Schools 5% 5/1/17 (FSA Insured)	1,025,000	1,087,310
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,075,780
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,170,968
Southfield Pub. Schools Series A:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,025,000	1,104,735
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	1,025,000	1,104,735
5.25% 5/1/19 (Pre-Refunded to 5/1/13 @ 100) (c)	1,025,000	1,104,735
5.25% 5/1/20 (Pre-Refunded to 5/1/13 @ 100) (c)	1,025,000	1,104,735
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	1,735,000	1,697,698
Three Rivers Cmnty. Schools:
5% 5/1/14 (FSA Insured)	1,765,000	1,882,390
5% 5/1/16 (FSA Insured)	1,750,000	1,859,848
Troy School District:
5% 5/1/15	2,135,000	2,259,321
5% 5/1/15 (MBIA Insured)	1,000,000	1,059,680
5% 5/1/16 (MBIA Insured)	1,000,000	1,056,080
Utica Cmnty. Schools:
5% 5/1/15 (MBIA Insured)	1,000,000	1,062,650
5% 5/1/16 (MBIA Insured)	2,000,000	2,118,840
5% 5/1/17	3,000,000	3,112,800
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,436,863
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,088,300
Waverly Cmnty. School District 5% 5/1/17 (FSA Insured)	3,090,000	3,218,081
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,030,610
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	210,000	210,418
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,213,630
5% 11/15/35 (FGIC Insured)	5,435,000	4,743,831
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,016,200
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	1,875,000	1,963,669
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Willow Run Cmnty. Schools County of Washtenaw: - continued
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (c)	$ 1,630,000	$ 1,735,331
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,548,079
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,699,392
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	3,559,120
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,074,886
5% 5/1/17 (FGIC Insured)	1,425,000	1,438,452
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,096,851
		571,079,464
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Z, 6.25% 7/1/15 (MBIA Insured)	1,280,000	1,394,970
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,003,650
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	1,983,560
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	3,400,000	446,590
		4,828,770
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	2,200,000	1,732,962
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/31	2,730,000	2,255,226
		3,988,188
TOTAL MUNICIPAL BONDS (Cost $599,329,666)		582,371,464
Municipal Notes - 0.7%
	Principal Amount	Value
Michigan - 0.7%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 B, 7.9%, LOC Landesbank Hessen-Thuringen, VRDN (a) (Cost $4,030,000)	4,030,000	$ 4,030,000
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $603,359,666)		586,401,464
NET OTHER ASSETS - 2.0%		12,208,615
NET ASSETS - 100%		$ 598,610,079
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 586,401,464	$ -	$ 586,401,464	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $603,319,948. Net unrealized depreciation aggregated $16,918,484, of which $7,229,674 related to appreciated investment securities and $24,148,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of <Trustees><Directors> to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. <Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.> <The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.><Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.><Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.><Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation).><Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation).> Investments in open-end mutual funds<, including the Fidelity Central Funds>, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of <Trustees><Directors>. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

<The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.>

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Minnesota
Municipal Income Fund

September 30, 2008

1.807736.104

MNF-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,500,000	$ 1,331,265
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	425,000	376,805
		1,708,070
Minnesota - 96.0%
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,903,425
Brainerd Independent School District #181 Series A:
5.375% 2/1/16 (FGIC Insured)	3,285,000	3,456,740
5.375% 2/1/17 (FGIC Insured)	4,100,000	4,293,561
5.375% 2/1/19 (FGIC Insured)	2,200,000	2,277,022
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	6,000,000	6,306,540
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series C, 5% 4/1/14 (MBIA Insured)	1,200,000	1,278,768
Centennial Independent School District #12 Series A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	440,000	461,107
Chaska Elec. Rev. (Generating Facilities Proj.) Series A:
5.25% 10/1/20	2,000,000	2,008,120
5.25% 10/1/25	1,955,000	1,861,551
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's):
5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (c)	2,350,000	2,529,282
5.25% 2/15/33 (Pre-Refunded to 2/15/14 @ 100) (c)	1,035,000	1,113,960
Duluth Hsg. & Redev. Auth. Healthcare & Hsg. Rev.:
(Benedictine Health Ctr. Proj.):
5.5% 11/1/17	290,000	269,393
5.7% 11/1/22	385,000	350,238
5.875% 11/1/33	750,000	636,878
Elk River Independent School District #728 Series A:
5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (c)	2,000,000	2,120,720
5% 2/1/19 (FSA Insured)	3,500,000	3,592,610
Hopkins Independent School District #270:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,350,000	1,414,760
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,067,638
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Jackson County Central Independent School District #2895 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (c)	$ 1,220,000	$ 1,278,523
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (Pre-Refunded to 4/1/13 @ 100) (c)	1,970,000	2,077,700
5% 4/1/16 (Pre-Refunded to 4/1/13 @ 100) (c)	2,065,000	2,177,894
5% 4/1/17 (Pre-Refunded to 4/1/13 @ 100) (c)	2,165,000	2,283,361
5% 4/1/18 (Pre-Refunded to 4/1/13 @ 100) (c)	1,260,000	1,328,884
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	1,000,000	1,050,660
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,000,000	1,005,720
Maple Grove Health Care Sys. Rev.:
5.25% 5/1/24	1,500,000	1,385,460
5.25% 5/1/25	2,000,000	1,827,080
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,052,200
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.875% 12/1/29	800,000	735,984
6% 12/1/19	2,915,000	2,927,535
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (b)	2,840,000	2,875,869
Series 2001 C, 5.5% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (c)	2,500,000	2,644,050
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	1,803,775
Series 2007 A, 5% 1/1/21 (AMBAC Insured)	5,000,000	4,802,700
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	1,942,560
Series A:
5% 1/1/14 (b)	3,000,000	3,008,010
5% 1/1/35 (AMBAC Insured)	8,500,000	7,568,060
Series B:
5.4% 1/1/09 (FGIC Insured) (b)	1,375,000	1,379,098
5.625% 1/1/13 (FGIC Insured) (b)	1,000,000	1,012,160
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,258,000
Minneapolis Gen. Oblig. (Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,568,001
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18 (Pre-Refunded to 11/15/12 @ 100) (c)	$ 2,655,000	$ 2,934,094
(Fairview Health Care Sys. Proj.):
Series B, 5% 5/15/09 (MBIA Insured)	3,180,000	3,219,655
Series D, 5% 11/15/34 (AMBAC Insured)	5,120,000	4,275,866
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)	2,000,000	2,078,460
5% 2/1/15 (MBIA Insured)	1,020,000	1,058,842
Minneapolis Spl. School District #1 Ctfs. of Prtn. 5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to 2/1/09 @ 100) (c)	1,305,000	1,317,711
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	90,000	91,628
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,345,243
5% 11/1/15	10,000,000	10,679,100
5% 8/1/16	3,500,000	3,634,225
5% 8/1/18	10,775,000	11,085,850
5% 6/1/21	8,585,000	8,682,440
5% 11/1/24	9,155,000	9,074,802
5% 11/1/26	5,270,000	5,183,572
5.25% 8/1/13 (Pre-Refunded to 8/1/09 @ 100) (c)	545,000	558,314
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (c)	2,150,000	2,257,113
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	604,422
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,319,630
5% 3/1/22	2,535,000	2,508,053
(Saint John's Univ. Proj.) 5% 10/1/08	1,000,000	1,000,000
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,052,380
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	932,340
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
5.25% 10/1/21	8,450,000	8,363,726
5.25% 10/1/22	1,000,000	975,810
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,098,405
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	608,650
5.6% 6/1/15	615,000	633,924
5.65% 6/1/16	625,000	644,631
5.7% 6/1/17	900,000	927,666
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Retirement Sys. Bldg. Rev.: - continued
5.75% 6/1/18	$ 975,000	$ 1,004,952
5.75% 6/1/19	1,050,000	1,080,723
5.8% 6/1/20	1,000,000	1,029,240
5.875% 6/1/22	2,425,000	2,468,286
Minnesota State Colleges & Univs. Board of Trustees Rev. Series A, 5% 10/1/18 (MBIA Insured)	1,465,000	1,521,901
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (c)	3,000,000	3,154,770
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series B:
5% 2/1/17 (FSA Insured)	1,525,000	1,617,598
5% 8/1/17 (FSA Insured)	1,575,000	1,666,082
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. 5% 1/1/13	1,000,000	1,044,980
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,105,330
5.25% 1/1/13 (FSA Insured)	1,000,000	1,025,090
5.375% 1/1/14 (FSA Insured)	8,400,000	8,610,924
Northfield Hosp. Rev.:
5.375% 11/1/26	1,000,000	883,260
5.5% 11/1/16	1,025,000	1,025,615
Osseo Independent School District #279:
(School Bldg. Proj.) Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (c)	2,640,000	2,755,790
Series A, 5.25% 2/1/14 (FSA Insured)	2,100,000	2,209,662
Series B, 5% 2/1/13	2,000,000	2,040,060
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	752,911
5% 1/1/13 (AMBAC Insured)	800,000	847,552
5% 1/1/15 (AMBAC Insured)	715,000	746,875
Prior Lake Independent School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured) (Pre-Refunded to 2/1/10 @ 100) (c)	900,000	932,013
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,583,397
Robbinsdale Independent School District #281:
5% 2/1/16 (FSA Insured)	2,410,000	2,488,807
5% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,063,690
5% 2/1/17 (FSA Insured)	2,535,000	2,603,572
5% 2/1/18 (FSA Insured)	2,520,000	2,574,785
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Elec. Util. Rev. Series 2007 C:
4.5% 12/1/23 (MBIA Insured)	$ 1,935,000	$ 1,738,617
5% 12/1/30	2,000,000	1,842,000
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.) 5% 11/15/36	2,000,000	1,740,320
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I, 5.9% 11/15/09	1,000,000	1,035,380
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	400,000	411,476
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	7,020,000	6,981,250
5.875% 5/1/30 (FSA Insured)	4,000,000	3,978,000
6.25% 5/1/20 (FSA Insured)	2,760,000	2,871,228
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	993,780
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (c)	2,000,000	2,196,580
Series 2008 C, 5.75% 7/1/30	3,355,000	3,081,836
Saint Michael Independent School District #885 5% 2/1/27 (Pre-Refunded to 2/1/12 @ 100) (c)	5,500,000	5,763,835
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(HealthPartners Oblig. Group Proj.):
5% 5/15/16	345,000	332,701
5.25% 5/15/17	325,000	314,272
5.25% 5/15/36	1,000,000	822,880
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,083,688
5% 11/15/16 (MBIA Insured)	2,000,000	2,081,060
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000,000	1,843,840
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,060,000	1,097,280
Series A, 5% 2/1/17 (FSA Insured)	220,000	227,150
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,079,407
5% 2/1/17 (FSA Insured)	1,300,000	1,355,718
5% 2/1/18 (FSA Insured)	395,000	405,163
Series C, 5% 2/1/21	1,000,000	1,007,850
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. 5% 3/1/37	$ 1,500,000	$ 1,400,910
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,785,680
(Regions Hosp. Package Proj.) Series 1:
5% 8/1/12	410,000	405,900
5% 8/1/13	430,000	421,495
5% 8/1/14	455,000	441,550
5% 8/1/15	480,000	459,869
5% 8/1/16	500,000	473,570
Series 2003 11, 5.25% 12/1/20	3,000,000	3,063,630
Series 2003 12:
5.125% 12/1/27	5,000,000	4,883,400
5.25% 12/1/18	3,685,000	3,827,978
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) 5.25% 9/1/34	2,520,000	2,094,800
South Washington County Independent School District #833 Series A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (c)	3,925,000	4,058,489
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (c)	1,000,000	1,035,570
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation):
Series 1994 A, 0% 1/1/21 (MBIA Insured)	14,670,000	7,549,329
Series A, 0% 1/1/19 (MBIA Insured)	5,210,000	3,110,110
Series 2002 A, 5% 1/1/12 (AMBAC Insured)	2,660,000	2,774,593
Series A:
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,055,400
5.25% 1/1/16 (AMBAC Insured)	4,450,000	4,682,157
5.25% 1/1/17 (AMBAC Insured)	2,000,000	2,091,000
Spring Lake Park Independent School District #16:
Series A, 5% 2/1/29 (FSA Insured)	4,000,000	3,856,280
Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,180,493
5% 2/1/16 (MBIA Insured)	2,230,000	2,318,598
5% 2/1/17 (MBIA Insured)	2,400,000	2,478,000
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,005,950
Univ. of Minnesota Spl. Purp. Rev. (State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	6,736,101
5% 8/1/29	4,000,000	3,859,240
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. 5.25% 10/1/25	$ 440,000	$ 383,913
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (c)	1,450,000	1,501,968
Watertown Independent School District #111 Series A, 5% 2/1/22 (FSA Insured)	1,495,000	1,495,748
Wayzata Independent School District #284 Series B, 5% 2/1/16 (FSA Insured)	1,005,000	1,058,345
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5% 1/1/16 (FSA Insured)	1,000,000	1,061,650
5% 1/1/30 (MBIA Insured)	3,000,000	2,709,060
6.375% 1/1/16 (Escrowed to Maturity) (c)	1,120,000	1,229,693
		357,695,794
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,089,820
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,000,000	1,016,440
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	600,000	595,068
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	3,000,000	394,050
		3,095,378
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	1,300,000	1,024,023
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/25	1,250,000	1,073,963
		2,097,986
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $376,538,290)	364,597,228
NET OTHER ASSETS - 2.1%	7,794,361
NET ASSETS - 100%	$ 372,391,589
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 364,597,228	$ -	$ 364,597,228	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $376,513,884. Net unrealized depreciation aggregated $11,916,656, of which $3,549,357 related to appreciated investment securities and $15,466,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Municipal Income Fund

September 30, 2008

1.807726.104

HIY-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,059
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	2,700	2,710
Jefferson County Ltd. Oblig. School Warrants Series A, 5.5% 1/1/22	5,500	4,689
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,011
		12,469
Alaska - 0.2%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series A-2, 5% 6/1/12 (g)	1,000	1,009
Series A-3:
5% 6/1/10 (g)	3,500	3,549
5% 6/1/12 (g)	5,000	5,045
		9,603
Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	1,872
Series 2007 B, 2.68% 1/1/37 (d)	3,000	1,903
Series 2008 D:
5.5% 1/1/38	12,000	10,638
6% 1/1/27	2,600	2,557
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21 (AMBAC Insured)	2,545	2,563
5.25% 9/1/22 (AMBAC Insured)	1,000	1,000
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (g)	2,000	1,898
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (d)(g)	5,500	5,590
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,741
Marana Muni. Property Corp. Facilities Rev. Series A, 5% 7/1/21	1,580	1,535
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (h)	2,000	2,335
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 4,800	$ 4,219
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	12,000	8,333
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5.5% 7/1/19 (FGIC Insured)	900	919
5.5% 7/1/20 (FGIC Insured)	1,500	1,522
Salt Verde Finl. Corp. Sr. Gas Rev.:
5.25% 12/1/21	3,500	2,920
5.5% 12/1/29	7,900	6,283
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (h)	3,250	3,544
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,455	2,550
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,225	1,261
5% 6/1/31 (AMBAC Insured)	2,025	1,890
		67,073
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	6,500	6,501
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	1,680	1,746
		8,247
California - 13.5%
ABC Unified School District Series 1997 C, 0% 8/1/28 (FGIC Insured)	3,925	1,143
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,214
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.5% 5/1/15 (AMBAC Insured)	8,200	8,756
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,454
0% 10/1/17 (MBIA Insured)	2,050	1,303
0% 10/1/18 (MBIA Insured)	1,675	994
0% 10/1/22 (MBIA Insured)	5,000	2,168
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	217
5% 8/1/19	34,110	34,502
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 8/1/20	$ 14,475	$ 14,436
5% 11/1/23	5,000	4,782
5% 11/1/24	1,600	1,521
5% 3/1/26	5,100	4,779
5% 6/1/27 (AMBAC Insured)	4,100	3,823
5% 9/1/27	10,500	9,788
5% 2/1/31 (MBIA Insured)	4,500	4,126
5% 9/1/31	22,500	20,611
5% 12/1/31 (MBIA Insured)	5,595	5,169
5% 9/1/32	24,995	22,865
5% 8/1/33	9,725	8,859
5% 9/1/33	19,850	18,081
5% 8/1/35	17,750	16,105
5% 9/1/35	15,700	14,244
5.125% 11/1/24	4,300	4,183
5.125% 2/1/26	2,500	2,412
5.25% 2/1/16	4,300	4,478
5.25% 2/1/19	5,620	5,744
5.25% 2/1/20	2,000	2,027
5.25% 2/1/24	4,000	3,925
5.25% 2/1/27 (MBIA Insured)	3,700	3,590
5.25% 2/1/28	8,500	8,219
5.25% 11/1/28	4,485	4,334
5.25% 2/1/33	16,300	15,525
5.25% 12/1/33	160	152
5.25% 3/1/38	6,600	6,241
5.5% 8/1/27	14,700	14,682
5.5% 4/1/28	10	10
5.5% 8/1/29	20,150	20,000
5.5% 4/1/30	5	5
5.5% 8/1/30	14,000	13,858
5.5% 11/1/33	39,600	39,016
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,150	3,003
Series 2008 L, 5.125% 7/1/22	4,850	4,615
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	400	409
5% 11/15/13	1,000	1,023
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	147	86
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (d)(g)	$ 1,000	$ 947
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	12,898
(Office of Emergency Services Proj.) Series 2007 A:
5% 3/1/21 (FGIC Insured)	3,515	3,392
5% 3/1/22 (FGIC Insured)	1,695	1,607
(Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,007
Series 2005 H:
5% 6/1/16	6,000	6,178
5% 6/1/17	5,000	5,108
5% 6/1/18	10,300	10,416
Series 2005 J, 5% 1/1/17	6,000	6,139
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,493
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,681
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	700	677
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	3,500	3,472
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	4,698
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	9,400	8,238
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	4,400	4,123
Encinitas Union School District:
0% 8/1/20 (MBIA Insured)	3,500	1,844
0% 8/1/21 (MBIA Insured)	2,810	1,366
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1999:
0% 1/15/27 (a)	2,500	2,105
5% 1/15/16 (MBIA Insured)	2,800	2,808
5.75% 1/15/40	6,300	5,617
Series A, 5% 1/1/35 (MBIA Insured)	5,070	4,229
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series A:
5% 6/1/45	$ 30,195	$ 23,777
5% 6/1/45 (FGIC Insured)	5,370	4,299
Series A1, 5% 6/1/33	3,005	2,089
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.):
5% 9/1/18 (AMBAC Insured)	1,000	998
5% 9/1/19 (AMBAC Insured)	2,545	2,501
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35 (FSA Insured)	4,000	3,669
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	4,570
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	9,654
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2003 F, 5% 7/1/18 (FSA Insured)	10,000	10,310
(Election of 2002 Proj.) Series 2003 A, 5.5% 7/1/15 (MBIA Insured)	5,855	6,286
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	5,970	5,674
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (h)	1,750	1,896
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,248
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	2,320	2,318
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	2,963
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	2,795	2,572
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,425	2,419
Port of Oakland Rev.:
Series B, 5% 11/1/19 (MBIA Insured)	7,000	7,045
Series C, 5% 11/1/18 (MBIA Insured)	6,855	6,995
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	6,000	4,603
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,700	2,458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) 5% 11/15/18 (MBIA Insured)	$ 3,495	$ 3,515
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	1,880
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series C, 5.75% 2/1/41 (AMBAC Insured)	10,000	9,869
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	45,225	45,612
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,358
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	980
Series B, 0% 9/1/22 (FGIC Insured)	1,500	663
Univ. of California Revs.:
(Ltd. Proj.) Series B, 5% 5/15/20 (FSA Insured)	2,200	2,214
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,186
5.5% 5/15/16 (AMBAC Insured)	1,170	1,243
5.5% 5/15/17 (AMBAC Insured)	1,235	1,306
5.5% 5/15/19 (AMBAC Insured)	1,375	1,426
5.5% 5/15/22 (AMBAC Insured)	370	375
5.5% 5/15/23 (AMBAC Insured)	380	384
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,033
5.5% 5/15/17 (AMBAC Insured)	2,545	2,692
Series K:
5% 5/15/19 (MBIA Insured)	5,170	5,248
5% 5/15/20 (MBIA Insured)	10,000	10,018
5% 5/15/22	1,000	989
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,261
Washington Township Health Care District Rev. Series A:
5% 7/1/18	1,185	1,147
5% 7/1/27	1,840	1,579
		662,842
Colorado - 2.1%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.):
Series 2005 B, 5.25% 11/1/24 (MBIA Insured)	2,600	2,567
Series B, 5% 11/1/17 (MBIA Insured)	2,475	2,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (h)	$ 32,610	$ 15,293
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,040
5% 9/1/22	1,500	1,356
(Volunteers of America Care Proj.) Series A, 5.3% 7/1/37	2,600	1,948
Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (h)	5,040	5,594
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (h)	2,700	3,007
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,635
0% 1/1/10 (MBIA Insured)	1,500	1,422
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	33,385	30,555
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (h)	32,490	15,061
Denver City & County Arpt. Rev.:
Series A, 5.625% 11/15/12 (FGIC Insured) (g)	2,000	2,043
Series E, 5% 11/15/32 (AMBAC Insured)	3,200	2,809
Denver Health & Hosp. Auth. Healthcare Rev. Series A:
5% 12/1/13	3,005	2,901
6.25% 12/1/33 (Pre-Refunded to 12/1/14 @ 100) (h)	2,000	2,280
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,580
5.75% 12/15/22 (FGIC Insured)	1,000	1,036
E-470 Pub. Hwy. Auth. Rev. Series B:
0% 9/1/15 (MBIA Insured)	3,500	2,475
0% 9/1/20 (MBIA Insured)	12,100	5,895
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,082
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,082
		105,221
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	8,800	7,626
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	$ 12,600	$ 12,937
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,769
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	23,535	22,602
		44,934
Florida - 7.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993:
6% 11/15/09 (Escrowed to Maturity) (h)	650	661
6.05% 11/15/16 (Escrowed to Maturity) (h)	6,230	6,847
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	3,300	3,322
Brevard County School Board Ctfs. of Prtn. Series B:
5% 7/1/24 (AMBAC Insured)	1,365	1,235
5% 7/1/25 (AMBAC Insured)	3,540	3,181
Broward County Arpt. Sys. Rev. Series 1, 5.75% 10/1/12 (AMBAC Insured) (g)	1,210	1,253
Broward County Gen. Oblig. (Parks & Land Preservation Proj.):
5% 1/1/24	1,000	976
5% 1/1/25	1,000	975
Broward County School Board Ctfs. of Prtn.:
Series A:
5% 7/1/17 (FGIC Insured)	3,660	3,644
5% 7/1/19 (FGIC Insured)	3,700	3,672
5.25% 7/1/20 (MBIA Insured)	3,000	3,002
5.25% 7/1/16 (MBIA Insured)	6,060	6,221
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275	2,372
5.5% 10/1/12 (MBIA Insured)	1,460	1,524
5.5% 10/1/13 (MBIA Insured)	1,265	1,322
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765	2,796
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (g)	5,000	5,009
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640	1,649
5.25% 10/1/22 (MBIA Insured)	1,725	1,729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	$ 1,000	$ 940
5.25% 1/1/36 (FGIC Insured)	1,310	1,199
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	6,647
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,050	3,348
Florida Board of Ed.:
Series 2001 F, 5% 6/1/32 (MBIA Insured)	5,040	4,759
Series 2003 J, 5% 6/1/31	2,500	2,373
Series 2006 A, 5% 6/1/32	1,100	1,015
Series B:
5% 6/1/33	6,950	6,582
5.5% 6/1/15 (FGIC Insured)	3,655	3,865
5.5% 6/1/16 (FGIC Insured)	2,825	2,971
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (FGIC Insured)	1,000	1,019
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2004 A, 5% 6/1/31	1,240	1,165
Florida Dept. of Children and Family Services Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,086
5% 10/1/17	2,130	2,169
Florida Dept. of Envir. Protection Rev. Series A, 5.375% 7/1/17 (MBIA Insured)	6,000	6,175
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,484
5% 7/1/18	3,320	3,419
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	5,295	5,014
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (h)	3,000	3,586
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950	2,016
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC Insured)	1,010	1,045
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	3,400	2,688
5.25% 6/1/19	2,375	2,249
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	4,900	4,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	$ 21,245	$ 20,807
Series 2005 A:
5% 11/15/15	1,000	1,012
5% 11/15/17	1,200	1,184
5% 11/15/22	1,000	917
Series 2005 B:
5% 11/15/15	1,000	1,012
5% 11/15/16	1,190	1,193
5% 11/15/30 (MBIA Insured)	4,050	3,752
Series 2006 G:
5% 11/15/14	1,330	1,357
5% 11/15/15	1,000	1,012
5% 11/15/16	1,050	1,053
5.125% 11/15/17	2,845	2,834
5.125% 11/15/18	1,000	989
5.125% 11/15/19	2,000	1,961
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	1,892
5% 7/1/18	2,125	2,051
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (h)	5,000	5,189
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
5%, tender 3/15/12 (AMBAC Insured) (d)	4,500	4,498
5.1% 10/1/13	3,005	2,899
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870	5,635
Series C, 5.5% 11/15/36 (MBIA Insured)	12,250	11,759
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	1,625	1,747
Series 3A, 5% 10/1/41 (FSA Insured)	18,800	17,349
Jacksonville Sales Tax Rev. 5.25% 10/1/19 (MBIA Insured)	1,500	1,519
Lakeland Energy Sys. Rev. Series 2001 B, 5.5% 10/1/14 (MBIA Insured)	1,000	1,043
Marco Island Util. Sys. Rev. 5% 10/1/33 (MBIA Insured)	5,025	4,458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	$ 1,265	$ 1,320
Melbourne Arpt. Rev.:
6.75% 10/1/08 (MBIA Insured) (g)	275	275
6.75% 10/1/09 (MBIA Insured) (g)	350	360
6.75% 10/1/10 (MBIA Insured) (g)	170	179
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (FGIC Insured)	5,000	4,600
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,166
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010	1,011
Miami Beach Stormwater Rev. 5.375% 9/1/30 (FGIC Insured)	1,000	979
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	5,958
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	2,786
Series C, 5.125% 11/15/24	1,450	1,346
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	12,005	10,317
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	4,837
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.) 5% 7/1/35 (FGIC Insured)	4,565	4,245
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B:
5%, tender 5/1/11 (MBIA Insured) (d)	10,600	10,813
5.5%, tender 5/1/11 (MBIA Insured) (d)	5,400	5,571
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,545
5% 8/1/18 (AMBAC Insured)	4,000	4,018
5% 8/1/20 (AMBAC Insured)	2,500	2,445
5% 8/1/21 (AMBAC Insured)	5,095	4,841
5% 8/1/22 (AMBAC Insured)	3,325	3,098
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC Insured)	1,000	981
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (d)(g)	2,250	2,239
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,325
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.): - continued
5.25% 12/1/37 (AMBAC Insured)	$ 1,365	$ 1,335
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (MBIA Insured)	4,500	4,830
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (g)	65	65
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	2,800	2,669
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,275	1,877
5% 8/1/16 (MBIA Insured)	2,940	3,034
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,027
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,190	1,216
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,066
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	3,548
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	2,931
5% 10/1/35 (FSA Insured)	5,000	4,718
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200	2,406
Polk County Pub. Facilities Rev. 5% 12/1/33 (MBIA Insured)	2,000	1,797
Port Orange Gen. Oblig. 5% 4/1/29 (MBIA Insured)	2,015	1,869
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (MBIA Insured)	3,700	3,726
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured)	1,645	1,701
5% 7/1/20 (MBIA Insured)	1,745	1,742
St. Johns County School Board 5.25% 7/1/16 (MBIA Insured)	1,400	1,427
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,163
Tallahassee Energy Sys. Rev. 5% 10/1/35 (MBIA Insured)	3,065	2,833
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (MBIA Insured)	1,045	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	$ 2,150	$ 2,249
5.375% 10/1/18 (AMBAC Insured)	2,465	2,529
5.375% 10/1/19 (AMBAC Insured)	2,650	2,693
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (FGIC Insured)	1,805	1,740
5% 10/1/35 (FGIC Insured)	3,275	2,638
5.25% 10/1/34 (FGIC Insured)	2,000	1,682
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,795
5.25% 7/1/16 (AMBAC Insured)	2,830	2,937
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,026
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,285
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	1,943
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,020
		377,713
Georgia - 2.7%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (d)	5,000	5,009
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,038
Atlanta Wtr. & Wastewtr. Rev. Series 2004:
5% 11/1/37 (FSA Insured)	36,395	32,839
5% 11/1/43 (FSA Insured)	57,750	51,500
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	12,100	12,027
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	4,665	2,305
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	151
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,388
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5.25% 9/15/19	8,120	6,893
5.25% 9/15/20	2,500	2,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	$ 5,615	$ 2,774
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,600	1,285
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	17,000	8,399
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,492
		130,174
Guam - 0.0%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	605	536
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,693
Series 2000 B, 8% 7/1/11 (FGIC Insured) (g)	9,250	9,960
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (MBIA Insured) (g)	1,690	1,723
5% 7/1/13 (MBIA Insured) (g)	1,000	1,016
5% 7/1/14 (MBIA Insured) (g)	1,140	1,150
5% 7/1/15 (MBIA Insured) (g)	1,430	1,429
5.25% 7/1/18 (MBIA Insured) (g)	3,205	3,046
		21,017
Illinois - 11.3%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	887
0% 1/1/22 (FGIC Insured)	1,950	875
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (FGIC Insured)	3,200	2,150
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	13,510
0% 1/1/15 (FGIC Insured)	20,000	14,991
(Neighborhoods Alive 21 Prog.):
5% 1/1/28 (AMBAC Insured)	2,000	1,893
5% 1/1/33 (AMBAC Insured)	3,510	3,264
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	14,753
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	740	731
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2003 C, 5% 1/1/35 (MBIA Insured)	$ 1,445	$ 1,329
Series 2004 A, 5% 1/1/34 (FSA Insured)	12,510	11,603
Series A:
5% 1/1/42 (AMBAC Insured)	465	416
5.25% 1/1/29 (FSA Insured)	435	430
5.25% 1/1/33 (MBIA Insured)	2,150	2,064
5.5% 1/1/38 (MBIA Insured)	5,620	5,633
Series C:
5.5% 1/1/40 (FGIC Insured)	5,520	5,244
5.7% 1/1/30 (FGIC Insured)	5,760	5,703
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (MBIA Insured) (g)	2,910	2,918
5.25% 1/1/14 (MBIA Insured) (g)	3,060	3,061
6% 1/1/10 (MBIA Insured) (g)	2,435	2,450
6.125% 1/1/11 (MBIA Insured) (g)	2,580	2,596
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,518
5.25% 1/1/19 (AMBAC Insured)	1,780	1,826
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (g)	10,000	10,223
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,337
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	6,966
Series A:
5.5% 1/1/16 (AMBAC Insured) (g)	10,770	10,771
6.25% 1/1/09 (AMBAC Insured) (g)	6,040	6,097
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	4,881
5.25% 1/1/19 (FGIC Insured)	3,000	3,099
5.25% 1/1/20 (FGIC Insured)	2,195	2,250
5.5% 1/1/19 (FGIC Insured)	475	484
5.5% 1/1/20 (FGIC Insured)	490	497
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (h)	11,670	11,888
5.5% 1/1/17 (Escrowed to Maturity) (h)	1,135	1,189
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/20 (AMBAC Insured)	7,000	6,908
5% 6/1/21 (AMBAC Insured)	2,600	2,508
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	5,162
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.:
Series B:
5% 11/15/19 (MBIA Insured)	$ 2,600	$ 2,653
5.25% 11/15/26 (MBIA Insured)	2,700	2,687
5.25% 11/15/28 (MBIA Insured)	1,400	1,379
Series C, 5% 11/15/25 (AMBAC Insured)	8,400	8,054
DuPage County Forest Preserve District Rev. 0% 11/1/17	6,665	4,379
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	193
5.25% 1/1/22	380	386
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,481
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (FGIC Insured)	5,000	4,908
5.5% 5/1/23 (FGIC Insured)	3,000	3,029
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,077
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	2,674
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	24,975	10,726
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	2,947
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,628
5.5% 9/1/19	4,405	4,598
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	1,740	1,627
(Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	755	725
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	3,650
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	7,000	5,936
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	10,600	9,627
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	1,744
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	1,000	922
6% 2/1/28 (AMBAC Insured)	1,000	1,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	$ 1,300	$ 1,034
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	7,808
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,500	11,055
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,356
5.25% 12/1/20 (FSA Insured)	2,000	2,039
5.375% 12/1/14 (FSA Insured)	5,000	5,324
5.375% 7/1/15 (MBIA Insured)	3,700	3,883
5.5% 4/1/16 (FSA Insured)	1,300	1,366
5.5% 8/1/16 (MBIA Insured)	13,000	13,675
5.5% 4/1/17 (MBIA Insured)	7,065	7,239
5.5% 8/1/17 (MBIA Insured)	7,500	7,873
5.5% 2/1/18 (FGIC Insured)	1,000	1,037
5.5% 8/1/18 (MBIA Insured)	5,000	5,240
5.6% 4/1/21 (MBIA Insured)	7,500	7,568
5.75% 12/1/18 (MBIA Insured)	1,200	1,244
Series 2006, 5.5% 1/1/31	3,000	3,034
5.7% 4/1/16 (MBIA Insured)	7,350	7,566
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	8,578
7% 5/15/22	5,000	5,070
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	3,000	2,714
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,323
6% 7/1/33	3,775	3,689
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,187
7% 4/1/14	1,500	1,665
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (h)	6,955	7,405
6.75% 2/15/15 (Escrowed to Maturity) (h)	1,000	1,066
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35 (FGIC Insured)	5,000	4,315
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,534
Illinois Sales Tax Rev. First Series, 6% 6/15/20	4,600	4,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	$ 3,000	$ 3,041
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	3,700	2,358
0% 12/1/21 (AMBAC Insured)	5,000	2,365
6.5% 1/1/20 (AMBAC Insured)	7,865	8,891
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (FGIC Insured)	7,240	4,247
Lake County Forest Preservation District Series 2007 A, 2.239% 12/15/13 (d)	2,100	1,983
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	2,996
5.625% 3/1/21 (AMBAC Insured)	2,505	2,600
5.75% 3/1/19 (AMBAC Insured)	2,240	2,383
McHenry & Kane Counties Cmnty. Consolidated School District #158 0% 1/1/19 (FGIC Insured)	3,000	1,648
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	26,420	25,996
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,680
Series A:
0% 6/15/15 (FGIC Insured)	15,000	11,089
0% 6/15/19 (FGIC Insured)	3,305	1,892
0% 6/15/19 (MBIA Insured)	2,935	1,689
0% 6/15/20 (FGIC Insured)	3,610	1,916
5% 12/15/28 (MBIA Insured)	2,000	1,840
5.25% 12/15/10 (AMBAC Insured)	12,950	12,966
6.65% 6/15/12 (FGIC Insured)	250	250
Series 1996 A, 0% 6/15/24 (MBIA Insured)	3,060	1,230
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (h)	4,155	3,465
0% 6/15/13 (FGIC Insured)	5,575	4,603
Series A, 0% 12/15/19 (MBIA Insured)	2,115	1,181
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,034
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,192
5% 11/15/14	1,000	1,006
5% 11/15/18	1,000	967
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	$ 15,100	$ 13,848
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (MBIA Insured)	16,270	10,910
0% 4/1/20 (MBIA Insured)	8,000	4,370
Series 1999 A, 0% 4/1/21 (MBIA Insured)	4,965	2,493
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	3,200	2,071
		556,013
Indiana - 2.4%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	2,950
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,547
5.25% 7/15/25 (FSA Insured)	1,720	1,707
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (MBIA Insured)	7,480	3,715
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (MBIA Insured)	1,365	1,288
5.25% 7/15/17 (MBIA Insured)	1,885	1,967
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,516
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA Insured)	1,845	1,937
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	25,900	27,850
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	1,961
5% 2/1/20 (MBIA Insured)	1,635	1,640
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	6,560
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(g)	3,000	2,669
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Services, Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	7,815	6,966
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,070
5% 2/15/15	1,500	1,504
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	$ 2,500	$ 2,785
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A1, 5%, tender 5/1/13 (d)	3,000	3,089
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	2,500	2,224
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	4,556
0% 6/1/18 (AMBAC Insured)	1,700	1,053
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,460
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,597
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,676
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (MBIA Insured)	4,000	3,944
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
5.9% 12/1/24 (g)	10,000	9,291
5.95% 12/1/29 (g)	2,000	1,796
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,517
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	2,000	2,052
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.):
5.7% 9/1/37	2,000	1,589
5.75% 9/1/42	1,000	784
Wayne Township Marion County School Bldg. Corp. 5.5% 1/15/31 (MBIA Insured)	5,560	5,531
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,539
Zionsville Cmnty. Schools Bldg. 5% 7/15/20 (FSA Insured)	1,945	1,973
		119,303
Iowa - 0.3%
Iowa Fin. Auth. Hosp. Facilities Rev.:
6.75% 2/15/13 (Pre-Refunded to 2/15/10 @ 101) (h)	1,000	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Hosp. Facilities Rev.: - continued
6.75% 2/15/15 (Pre-Refunded to 2/15/10 @ 101) (h)	$ 1,000	$ 1,066
6.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 101) (h)	1,000	1,066
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	10,000	10,515
		13,713
Kansas - 0.3%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,627
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	4,400	4,340
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,269
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,137
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,270
		12,643
Kentucky - 0.6%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,694
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) 6.125% 2/1/37	7,400	6,993
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	15,750	14,524
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (g)	1,545	1,568
5.5% 7/1/10 (FSA Insured) (g)	3,800	3,874
		31,653
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,055
Louisiana Gen. Oblig. Series 2003 A, 5% 5/1/20 (FGIC Insured)	1,500	1,495
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.):
5% 7/1/20 (CIFG North America Insured)	1,000	940
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Archdiocese of New Orleans Proj.):
5% 7/1/21 (CIFG North America Insured)	$ 1,000	$ 919
(Nineteenth Judicial District Court Proj.):
5.375% 6/1/19 (FGIC Insured)	1,000	995
5.375% 6/1/32 (FGIC Insured)	1,900	1,742
5.5% 6/1/41 (FGIC Insured)	15,500	14,394
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	6,320
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,374
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	988
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	15,954
0% 9/1/11 (AMBAC Insured)	3,080	2,769
0% 9/1/13 (AMBAC Insured)	3,350	2,725
0% 9/1/14 (AMBAC Insured)	3,165	2,440
5% 12/1/29 (MBIA Insured)	4,690	4,036
5.25% 12/1/24 (MBIA Insured)	3,450	3,140
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	858
		64,144
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (FSA Insured)	3,000	2,847
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	8,760	8,312
		11,159
Maryland - 0.4%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	5,735	4,611
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	1,020	1,029
5% 6/1/16 (CIFG North America Insured)	1,000	989
5% 6/1/19 (CIFG North America Insured)	1,500	1,404
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,706
5.75% 7/1/13 (Escrowed to Maturity) (h)	995	1,057
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	$ 3,000	$ 2,768
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	4,509
6% 1/1/43	1,500	1,292
		21,906
Massachusetts - 4.6%
Massachusetts Bay Trans. Auth. Series B, 6.2% 3/1/16	3,800	4,233
Massachusetts Bay Trans. Auth. Assessment Rev. Series A, 5.25% 7/1/30	580	582
Massachusetts Edl. Fing. Auth. Rev. Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (g)	1,870	1,822
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	5,000	5,263
Massachusetts Gen. Oblig.:
Series 2007 A, 3.37% 5/1/37 (d)	7,000	4,882
Series 2007 C:
5% 8/1/37 (AMBAC Insured)	31,700	30,121
5.25% 8/1/22 (FSA Insured)	7,700	7,835
5.25% 8/1/23 (FSA Insured)	3,600	3,640
5.25% 8/1/24 (FSA Insured)	9,000	9,075
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,540	3,547
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	1,255	1,330
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,890	1,893
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,036
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,017
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	2,000	1,891
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (h)	3,010	3,046
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	1,845
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	2,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	$ 16,000	$ 13,091
5% 8/15/23 (FSA Insured)	29,965	29,561
5% 8/15/26 (FSA Insured)	10,000	9,701
5% 8/15/30 (FSA Insured)	30,000	28,432
5% 8/15/37 (AMBAC Insured)	10,400	9,751
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	13,610
Sr. Series A:
5% 1/1/37 (MBIA Insured)	10,000	9,233
5.125% 1/1/23 (MBIA Insured)	7,950	8,005
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	7,585	7,700
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	91
		226,468
Michigan - 1.9%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	8,000	8,076
Series B, 5% 7/1/36 (FGIC Insured)	20,700	17,917
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	12,000	10,450
5.25% 7/1/16 (MBIA Insured)	1,685	1,768
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	4,863
5.25% 7/1/15 (MBIA Insured)	2,380	2,508
DeWitt Pub. Schools 5% 5/1/21 (MBIA Insured)	1,650	1,565
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,126
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,471
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (d)	3,000	3,080
Lapeer Cmnty. Schools 5% 5/1/33 (FSA Insured)	3,400	3,143
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) 5.75% 5/15/38	3,000	2,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (h)	$ 4,750	$ 4,757
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,025
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (h)	420	441
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,033
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	5,000	4,051
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,288
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	6,514
6.25% 1/1/09	400	403
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,699
Troy School District 5% 5/1/17 (MBIA Insured)	2,000	2,087
		93,007
Minnesota - 1.0%
Maple Grove Health Care Sys. Rev.:
5% 5/1/20	1,000	947
5% 5/1/21	1,500	1,404
5.25% 5/1/28	3,500	3,094
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,007
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22 (AMBAC Insured)	5,000	4,714
Series A:
5% 1/1/10 (g)	2,910	2,950
5% 1/1/12 (g)	2,000	2,026
5% 1/1/35 (AMBAC Insured)	4,000	3,561
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	375	382
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	8,453
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series 2008 C, 5.5% 7/1/18	5,600	5,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
5.25% 5/15/18	$ 1,650	$ 1,578
5.25% 5/15/23	2,000	1,799
5.25% 5/15/36	4,250	3,497
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000	1,844
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,776
5.25% 12/1/19	2,850	2,937
		47,564
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	2,465	2,563
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,521
		5,084
Missouri - 0.5%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,137
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	1,887
Series 2003 A:
5.125% 1/1/19	5,000	5,143
5.25% 1/1/18	1,280	1,334
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2008 C4, 3.5%, tender 11/15/09 (d)	10,000	10,017
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (g)	15	15
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (g)	3,500	3,386
		23,919
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	10,755	10,812
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Montana - continued
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.) Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (h)	$ 2,005	$ 1,990
6.875% 6/1/20 (Escrowed to Maturity) (h)	1,255	1,246
6.875% 6/1/20 (Escrowed to Maturity) (h)	3,870	3,841
		17,889
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
2.193% 12/1/10 (d)	2,500	2,371
2.383% 12/1/17 (d)	7,900	6,210
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,131
6% 8/15/28	3,500	3,374
6.125% 8/15/31	2,250	2,173
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	4,000	3,458
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	6,900	6,467
5% 2/1/46	10,000	9,079
		35,263
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,106
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,006
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,410
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,517
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,020
0% 7/1/13 (FSA Insured)	4,590	3,820
0% 7/1/14 (FSA Insured)	3,000	2,369
		23,248
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(g)	6,100	6,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	$ 5,100	$ 5,569
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	5,824
5.125% 3/1/30	5,000	4,645
5.25% 3/1/21 (MBIA Insured)	2,800	2,842
5.25% 3/1/23	4,500	4,491
5.25% 3/1/25	9,900	9,846
5.25% 3/1/26	11,305	11,253
Series 2005 P, 5.125% 9/1/28	2,445	2,372
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	6,200	5,918
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,056
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,270
5.25% 8/1/19 (FGIC Insured)	2,735	2,752
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	5,560	5,507
		69,345
New Mexico - 0.2%
Albuquerque Arpt. Rev. Series 1997:
6.75% 7/1/09 (AMBAC Insured) (g)	1,150	1,181
6.75% 7/1/10 (AMBAC Insured) (g)	1,700	1,776
6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,072
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	5,955
		10,984
New York - 12.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	1,926
5.25% 11/15/17	1,500	1,465
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15 (FSA Insured)	7,000	7,559
5.75% 5/1/18 (FSA Insured)	3,460	3,650
5.75% 5/1/21 (FSA Insured)	1,575	1,649
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.): - continued
Series 2003:
5.75% 5/1/23 (FSA Insured)	$ 1,750	$ 1,820
Series 2004:
5.75% 5/1/16 (FSA Insured)	13,120	14,312
5.75% 5/1/18 (FSA Insured)	14,720	15,828
5.75% 5/1/20 (FSA Insured)	8,000	8,525
5.75% 5/1/21 (FSA Insured)	3,845	4,076
5.75% 5/1/22 (FSA Insured)	1,000	1,053
5.75% 5/1/23 (FSA Insured)	3,000	3,150
5.75% 5/1/24 (FSA Insured)	3,000	3,148
5.75% 5/1/25 (FSA Insured)	3,400	3,572
5.75% 5/1/26 (FSA Insured)	5,200	5,455
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	14,500	12,528
5% 2/15/47 (FGIC Insured)	13,100	11,319
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	5,000	4,498
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,324
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	3,854
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,090
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	445
Series 2002 B, 5.75% 8/1/14	2,000	2,134
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,138
Series 2003 J, 5.5% 6/1/19	5,195	5,308
Series 2008 A1, 5.25% 8/15/27	9,940	9,582
Series 2008 D1, 5.125% 12/1/22	5,000	4,860
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (g)	1,175	1,178
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,745
(Yankee Stadium Proj.) 5% 3/1/31 (FGIC Insured)	4,825	4,269
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (g)	3,100	3,109
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,157
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2003 E, 5% 6/15/34	$ 11,120	$ 10,446
Series 2005 D:
5% 6/15/37	2,800	2,614
5% 6/15/38	15,600	14,550
5% 6/15/39	3,540	3,294
Series A, 5.125% 6/15/34 (MBIA Insured)	13,800	13,201
Series B, 5.125% 6/15/31	4,160	4,001
Series G, 5.125% 6/15/32	2,000	1,919
New York City Transitional Fin. Auth. Rev.:
Series 2003 D, 5% 2/1/31	3,500	3,289
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	4,737
Series A:
5.5% 11/1/26 (b)	5,050	5,335
6% 11/1/28 (b)	7,775	8,325
Series B:
5% 8/1/32	14,715	13,731
5.25% 8/1/19	2,000	2,061
5.25% 2/1/29 (b)	13,000	13,548
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	6,000	5,770
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	2,245	2,263
5.75% 7/1/13	8,750	9,289
Series C, 7.5% 7/1/10 (FGIC Insured)	9,430	9,899
(New York & Presbyterian Hosp. Proj.) 5% 8/15/36 (FSA Insured)	1,100	978
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	2,929
5% 7/1/16	1,000	964
Series 2007 A, 5% 7/1/14	1,895	1,870
Series 2007 B, 5.25% 7/1/24	2,400	2,188
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (MBIA Insured)	12,400	13,166
5.875% 5/15/17 (FGIC Insured)	6,865	7,521
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	847
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	$ 3,000	$ 3,195
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2004 F, 5% 6/15/34	3,800	3,595
New York Local Govt. Assistance Corp. Series 1993 C, 5.5% 4/1/17	22,015	23,930
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	935	938
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	26,700	24,598
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	10,500	10,412
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	2,740
5.25% 1/1/27 (FSA Insured)	12,500	12,470
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,496
New York Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	15,073
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (MBIA Insured)	460	551
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (g)	19,765	15,430
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	6,985	7,406
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,634
5.25% 6/1/22 (AMBAC Insured)	3,850	3,783
5.5% 6/1/14	11,350	11,467
5.5% 6/1/15	37,645	38,463
5.5% 6/1/17	8,100	8,284
5.5% 6/1/18 (MBIA Insured)	2,000	2,055
5.5% 6/1/19	4,050	4,145
Series C1:
5.5% 6/1/14	9,900	10,002
5.5% 6/1/15	11,700	11,954
5.5% 6/1/16	4,070	4,181
5.5% 6/1/17	11,500	11,762
5.5% 6/1/18	20,000	20,497
5.5% 6/1/19	10,800	11,053
5.5% 6/1/20	2,700	2,741
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/20 (FGIC Insured)	$ 5,050	$ 5,156
5.5% 6/1/22	10,065	10,072
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,260	3,353
Series 2001 A, 5% 1/1/32 (MBIA Insured)	470	441
Series 2005 A, 5.125% 1/1/22	4,000	4,017
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (h)	5,790	6,053
		617,408
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,437
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (g)	10,275	9,900
		13,337
North Carolina - 1.3%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,841
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	4,000	4,029
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,678
5.25% 6/1/18 (AMBAC Insured)	1,620	1,662
5.25% 6/1/19 (AMBAC Insured)	1,540	1,570
5.25% 6/1/22 (AMBAC Insured)	1,620	1,611
5.25% 6/1/23 (AMBAC Insured)	1,620	1,583
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	1,195	1,141
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	3,781
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,700	8,986
5.75% 1/1/26	4,000	3,806
Series C, 5.25% 1/1/09	2,500	2,502
Series D:
5.375% 1/1/10	4,525	4,569
6.7% 1/1/19	5,000	5,113
6.75% 1/1/26	7,000	7,082
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	$ 2,945	$ 2,990
5% 2/1/20	1,500	1,509
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
5% 10/1/20	1,225	1,202
5% 10/1/21	5,690	5,531
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37	4,000	3,512
		65,698
North Dakota - 0.8%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000	4,436
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,533
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,730
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	28,642
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,579
5.25% 7/1/15	1,300	1,280
		40,200
Ohio - 1.7%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	15,000	11,439
5.875% 6/1/47	13,000	9,829
6.5% 6/1/47	16,900	14,068
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,116
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	4,387
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	5,048
6% 12/1/19 (Escrowed to Maturity) (h)	5,095	5,384
6% 12/1/26 (Escrowed to Maturity) (h)	10,000	10,408
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	$ 4,045	$ 4,025
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33 (c)	7,200	6,364
5.375% 1/1/38 (c)	4,400	3,896
5.5% 1/1/43 (c)	1,500	1,329
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/30	1,005	1,019
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (h)	1,165	1,262
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,543
		84,117
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (h)	2,080	1,862
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	4,000	3,679
5.5% 10/1/22 (FGIC Insured)	2,845	2,829
5.5% 10/1/23 (FGIC Insured)	3,005	2,951
5.5% 10/1/24 (FGIC Insured)	3,175	3,106
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	2,000	1,847
5.5% 8/15/20	5,000	5,057
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.):
5% 2/15/14	895	926
6% 2/15/29	3,485	3,495
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,659
		27,411
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,457
Clackamas County School District #7J:
5.25% 6/1/23 (FSA Insured)	2,000	2,029
5.25% 6/1/24 (FSA Insured)	2,605	2,633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/09	$ 540	$ 547
8% 7/15/10	605	612
8% 7/15/11	385	389
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	1,895
5.5% 6/15/21 (FSA Insured)	1,060	1,121
		12,683
Pennsylvania - 1.9%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (g)	3,000	2,884
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,440	1,471
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,379
5.5% 3/1/25 (FSA Insured)	1,400	1,428
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,008
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,448
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,469
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,879
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,123
6.1% 6/1/12 (AMBAC Insured)	3,000	3,266
6.125% 6/1/14 (AMBAC Insured)	5,230	5,810
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (h)	11,455	9,478
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	2,000	2,218
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	7,853
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(g)	5,600	5,566
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (d)(g)	$ 5,000	$ 4,943
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	3,600	3,783
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,098
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	4,695	4,195
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	7,479
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,038
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,219
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	2,417
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,570
		92,022
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,291
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,277
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21 (FGIC Insured)	3,000	2,848
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	5,000	5,082
Series C, 5.25% 1/1/15 (g)	5,000	4,852
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	4,600	4,528
5.75%, tender 7/1/17 (d)	8,500	8,430
Series N:
5.5% 7/1/21	5,000	4,741
5.5% 7/1/22	3,250	3,038
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	$ 20,300	$ 2,666
0% 8/1/54 (AMBAC Insured)	6,000	314
		42,067
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,712
5% 5/15/13 (FSA Insured)	4,000	4,189
(Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,826
5.25% 9/15/16 (AMBAC Insured)	1,815	1,905
5.25% 9/15/18 (AMBAC Insured)	1,005	1,035
5.5% 9/15/24 (AMBAC Insured)	3,400	3,412
		14,079
South Carolina - 0.9%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,073
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,429
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,036
5% 11/1/19	1,000	940
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,578
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	1,125	1,279
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,205
5.375% 1/1/23 (FSA Insured)	1,025	1,039
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	951
5% 4/1/24	4,000	3,437
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	4,000	4,459
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/19 (MBIA Insured)	2,500	2,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A, 5% 1/1/36 (MBIA Insured)	$ 5,000	$ 4,565
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,000	1,021
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,080	2,097
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	7,000	6,939
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,079
		41,666
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,078
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/12	4,500	4,219
5% 12/15/13	8,000	7,395
5% 12/15/14	3,870	3,528
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	5,844
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,310	3,431
5.75% 1/1/14 (MBIA Insured)	2,000	2,131
7.25% 1/1/10 (MBIA Insured)	2,660	2,795
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,081
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (g)	1,500	1,510
6.25% 2/15/10 (MBIA Insured) (g)	1,000	1,026
6.25% 2/15/11 (MBIA Insured) (g)	1,415	1,471
Series B, 6.5% 2/15/09 (MBIA Insured) (g)	255	258
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,038
		44,727
Texas - 11.7%
Abilene Independent School District Series 2005:
5% 2/15/18	2,000	2,065
5% 2/15/23	3,205	3,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	$ 3,100	$ 3,026
Aledo Independent School District (School Bldg. Proj.) Series A, 5.125% 2/15/33	2,775	2,636
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,742
Arlington Gen. Oblig. Series 2003, 5% 8/15/18 (FSA Insured)	1,215	1,246
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	4,663
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	2,900	1,336
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,236
5.75% 1/1/34	1,500	1,235
Austin Util. Sys. Rev.:
0% 5/15/17 (FGIC Insured)	9,200	5,976
0% 5/15/18 (FGIC Insured)	5,000	3,032
Austin Wtr. & Wastewtr. Sys. Rev. Series A, 5% 5/15/31 (AMBAC Insured)	4,690	4,359
Bastrop Independent School District:
5.25% 2/15/37	2,700	2,618
5.25% 2/15/42	5,000	4,832
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	225
Birdville Independent School District 0% 2/15/13	13,690	11,600
Boerne Independent School District 5.25% 2/1/35	11,000	10,845
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,728
5% 8/1/20 (AMBAC Insured)	1,780	1,782
Clint Independent School District:
5.5% 8/15/19	200	207
5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (h)	320	347
5.5% 8/15/20	210	216
5.5% 8/15/20 (Pre-Refunded to 8/15/12 @ 100) (h)	550	596
5.5% 8/15/21	220	224
5.5% 8/15/21 (Pre-Refunded to 8/15/12 @ 100) (h)	605	655
Conroe Independent School District 0% 2/15/11	1,500	1,391
Coppell Independent School District 0% 8/15/20	2,000	1,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	$ 3,305	$ 3,456
5.25% 7/15/19 (FSA Insured)	4,000	4,130
Corsicana Independent School District 5.125% 2/15/34	3,325	3,177
Crowley Independent School District 5.25% 8/1/33	4,000	3,892
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/13	6,425	5,398
0% 2/15/14	11,475	9,147
0% 2/15/16	9,700	6,884
5% 2/15/22	2,250	2,226
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	5,000	4,809
Dallas Fort Worth Int'l. Arpt. Rev.:
Series A:
5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (g)	9,900	9,680
5.25% 11/1/10 (MBIA Insured) (g)	2,150	2,187
5.25% 11/1/12 (MBIA Insured) (g)	5,820	5,879
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (g)	2,665	2,657
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (g)	2,625	2,592
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (g)	4,325	4,028
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,018
Denton Independent School District 5% 8/15/33	9,620	9,034
DeSoto Independent School District 0% 8/15/20	3,335	1,778
Duncanville Independent School District 5.65% 2/15/28	30	31
El Paso Independent School District 5.25% 8/15/31	3,220	3,165
Freer Independent School District 5.25% 8/15/37	4,215	4,087
Frisco Independent School District:
Series C:
5% 8/15/22	2,000	1,978
5% 8/15/26	3,765	3,635
5.375% 8/15/17	2,715	2,848
Gainesville Independent School District 5.25% 2/15/36	1,900	1,846
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,316
Grand Prairie Independent School District:
Series A, 5% 2/15/20	2,000	2,029
0% 2/15/16	3,775	2,722
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,653
5.25% 4/15/16 (MBIA Insured)	1,680	1,756
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.): - continued
5.25% 4/15/17 (MBIA Insured)	$ 2,295	$ 2,382
5.25% 4/15/18 (MBIA Insured)	1,915	1,973
5.25% 4/15/19 (MBIA Insured)	1,000	1,023
5.25% 4/15/20 (MBIA Insured)	1,565	1,588
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	100	101
5.5% 8/15/35	45	45
6% 8/15/16	35	37
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (MBIA Insured)	11,000	8,514
(Road Proj.):
Series 1996, 0% 10/1/13 (MBIA Insured)	5,550	4,529
Series 2008 B, 5.25% 8/15/47	14,600	13,344
Series 2002:
0% 8/15/25 (MBIA Insured)	3,000	1,107
0% 8/15/28 (MBIA Insured)	5,000	1,513
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	620	632
7.4% 2/15/10 (Escrowed to Maturity) (h)	170	171
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	1,975
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,268
Houston Independent School District 0% 8/15/13	9,835	8,154
Humble Independent School District:
Series 2000, 0% 2/15/17	3,480	2,369
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	1,995	2,010
0% 2/15/16	3,000	2,168
Hurst Euless Bedford Independent School District 0% 8/15/13	3,610	2,993
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,594
0% 8/15/11	4,170	3,793
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,321
Kermit Independent School District 5.25% 2/15/37	4,130	3,977
Killeen Independent School District:
5.25% 2/15/17	2,105	2,184
5.25% 2/15/18	1,325	1,370
Kingsville Independent School District 5.25% 2/15/37	3,650	3,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
La Joya Independent School District 5.25% 2/15/23	$ 2,940	$ 2,955
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	4,000	3,905
Lewisville Independent School District 5% 8/15/16	305	313
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	8,615	8,371
Little Elm Independent School District 5.5% 8/15/21	60	61
Lower Colorado River Auth. Rev.:
5% 5/15/31 (AMBAC Insured)	1,565	1,447
5.25% 5/15/18 (AMBAC Insured)	1,875	1,932
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	5	5
5.75% 5/15/37	5,300	5,085
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	5,495	5,051
5.25% 5/15/18 (AMBAC Insured)	1,000	1,030
5.25% 5/15/19 (AMBAC Insured)	1,000	1,023
5.25% 5/15/20 (AMBAC Insured)	2,000	2,029
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/17 (FSA Insured)	2,270	2,365
Magnolia Independent School District 5% 8/15/22	3,590	3,516
Mansfield Independent School District 5.5% 2/15/18	40	41
Mesquite Independent School District 5.375% 8/15/11	395	395
Midlothian Independent School District 0% 2/15/10	1,525	1,467
Midway Independent School District 0% 8/15/19	3,600	2,054
Montgomery County Gen. Oblig.:
Series A, 5.625% 3/1/20 (FSA Insured)	495	509
Series B, 5%, tender 9/1/10 (FSA Insured) (d)	3,700	3,852
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,116
5.5% 8/15/25 (FGIC Insured)	1,675	1,664
New Caney Independent School District 5.25% 2/15/37	5,000	4,849
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,503
North Texas Muni. Wtr. District Wtr. Sys. Rev. 5% 9/1/35 (MBIA Insured)	4,000	3,708
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	6,514
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/23	4,800	4,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2008 A:
6% 1/1/24	$ 2,000	$ 1,974
Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,047
Series 2008 I, 0% 1/1/42 (a)	7,200	4,743
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,021
Pleasant Grove Independent School District 5.25% 2/15/32	3,355	3,275
Prosper Independent School District:
5.125% 8/15/30	3,110	2,993
5.375% 8/15/37	15,255	15,270
5.75% 8/15/29	1,250	1,268
Robstown Independent School District 5.25% 2/15/29	3,165	3,130
Rockdale Independent School District 5.25% 2/15/37	5,100	4,946
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	31
Round Rock Independent School District 0% 8/15/11 (MBIA Insured)	3,940	3,567
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(g)	16,000	14,792
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,484
5% 7/1/17 (FSA Insured) (g)	2,765	2,637
5% 7/1/17 (FSA Insured) (g)	2,385	2,264
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,486
5.25% 7/1/20 (FSA Insured) (g)	3,215	2,996
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,573
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	385
San Antonio Wtr. Sys. Rev.:
Series A, 5% 5/15/32 (FSA Insured)	1,550	1,474
6.5% 5/15/10 (Escrowed to Maturity) (h)	300	312
San Marcos Consolidated Independent School District:
5% 8/1/17	1,175	1,221
5% 8/1/19	1,450	1,480
5% 8/1/22	1,680	1,662
5% 8/1/23	1,760	1,726
Seminole Independent School District Series A:
5% 2/15/19	2,780	2,858
5% 2/15/20	2,985	3,028
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Snyder Independent School District: - continued
5.25% 2/15/22 (AMBAC Insured)	$ 1,090	$ 1,084
5.25% 2/15/30 (AMBAC Insured)	1,800	1,718
Socorro Independent School District 5.375% 8/15/18	60	62
South San Antonio Independent School District:
5% 8/15/17	1,025	1,051
5% 8/15/35	1,500	1,405
Spring Branch Independent School District 5.375% 2/1/18	1,250	1,289
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,905
Series A, 5% 8/1/19	2,200	2,270
5.75% 8/1/26	3,320	3,365
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	18,715	12,810
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,884
0% 2/1/14 (MBIA Insured)	6,910	5,517
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	35,628
5.75% 8/15/38 (AMBAC Insured)	27,550	27,633
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,112
5.625% 7/15/21	5,900	5,998
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (MBIA Insured)	4,930	5,021
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (h)	1,000	1,098
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,225	6,812
Waller Independent School District:
5.5% 2/15/24	3,085	3,157
5.5% 2/15/37	4,920	4,970
Weatherford Independent School District:
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (h)	2,980	1,292
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (h)	2,985	988
0% 2/15/33	6,985	1,619
White Settlement Independent School District:
5.75% 8/15/30	2,890	2,928
5.75% 8/15/34	3,000	3,037
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	62
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Williamson County Gen. Oblig.: - continued
5.5% 2/15/20 (FSA Insured)	$ 65	$ 66
Wylie Independent School District 0% 8/15/20	1,790	957
		575,735
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,318
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	2,645	3,016
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,758
5.25% 4/1/17 (FSA Insured)	4,335	4,507
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	8,200	7,948
		28,547
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,195
6.125% 12/1/27 (AMBAC Insured)	8,600	8,331
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	3,568
		15,094
Virginia - 0.2%
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,400	1,479
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,328
6% 2/15/13 (AMBAC Insured)	1,460	1,598
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (g)	1,890	1,892
		7,297
Washington - 5.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	3,500	3,346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	$ 7,200	$ 4,655
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,458
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,649
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,030	1,122
Energy Northwest Elec. Rev. (#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	28,000	29,807
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (g)	1,590	1,566
5.25% 1/1/20 (FGIC Insured) (g)	1,760	1,640
5.25% 1/1/23 (FGIC Insured) (g)	2,055	1,804
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,487
5.25% 12/1/36 (FSA Insured)	9,180	8,543
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	4,850	4,608
(Swr. Proj.) Series 2005, 5% 1/1/26 (FGIC Insured)	5,000	4,782
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	22,390	21,561
Series 2008, 5.75% 1/1/43	22,700	23,121
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,676
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,146
Port of Seattle Rev. Series D:
5.75% 11/1/13 (FGIC Insured) (g)	1,500	1,551
5.75% 11/1/14 (FGIC Insured) (g)	3,055	3,134
5.75% 11/1/16 (FGIC Insured) (g)	2,250	2,270
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (FGIC Insured)	1,875	1,889
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (MBIA Insured)	2,000	2,092
5.75% 12/1/21 (MBIA Insured)	2,000	2,057
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,082
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	$ 7,070	$ 7,290
5.25% 1/1/26 (FSA Insured)	15,800	15,935
Series B, 5% 7/1/28 (FSA Insured)	7,800	7,469
Series E, 5% 1/1/29 (MBIA Insured)	3,090	2,906
Series R 97A:
0% 7/1/17	7,045	4,625
0% 7/1/19 (MBIA Insured)	9,100	5,187
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	9,206
(MultiCare Health Sys. Proj.) Series 2007 B, 5.5% 8/15/38 (FSA Insured)	7,000	6,693
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (MBIA Insured)	5,455	5,737
Series 2006 D, 5.25% 10/1/33 (FSA Insured)	2,000	1,846
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	56,550	60,406
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,491
0% 7/1/10 (MBIA Insured)	2,800	2,659
		270,496
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	615
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,397
		3,012
Wisconsin - 0.3%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	4,915	4,959
6.375% 6/1/32	2,925	2,767
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	1,035	1,061
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	1,940
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	2,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	$ 1,480	$ 1,467
5.5% 8/15/16	1,545	1,505
		16,434
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (h)	4,685	5,075
TOTAL MUNICIPAL BONDS (Cost $5,122,546)		4,847,437
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 5.85% (e)(f) (Cost $139)	138,900	139
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $5,122,685)		4,847,576
NET OTHER ASSETS - 1.1%		55,114
NET ASSETS - 100%		$ 4,902,690
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,547,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,337
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 3
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,847,576	$ 139	$ 4,847,437	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,120,830,000. Net unrealized depreciation aggregated $273,254,000, of which $41,812,000 related to appreciated investment securities and $315,066,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ohio
Municipal Income Fund

September 30, 2008

1.807742.104

OFR-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,600,000	$ 1,420,016
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	470,000	416,702
		1,836,718
Ohio - 94.7%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,002,660
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,515,735
5% 1/1/15	1,275,000	1,281,694
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,346,113
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,554,252
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,670,848
American Muni. Pwr. Electricity Purchase Rev. Series A:
5% 2/1/11	1,400,000	1,341,788
5% 2/1/13	2,000,000	1,842,400
American Muni. Pwr.-Ohio, Inc. Rev. (Prarie State Energy Campus Proj.) Series A, 5% 2/15/38	4,000,000	3,545,800
Avon Lake City School District Series 2005, 5% 12/1/14 (MBIA Insured)	1,205,000	1,283,024
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	1,844,880
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	4,000,000	3,050,320
6.5% 6/1/47	5,800,000	4,828,152
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,105,000	2,344,865
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	4,768,614
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,569,968
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,059,670
Canal Winchester Local School District Series B:
5% 12/1/18 (MBIA Insured)	1,030,000	1,047,428
5% 12/1/18 (Pre-Refunded to 6/1/15 @ 100) (d)	1,005,000	1,078,395
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (MBIA Insured)	1,915,000	1,987,234
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	$ 1,500,000	$ 1,570,545
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,159,150
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	935,440
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	2,500,000	2,372,200
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,452,400
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,128,732
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,156,839
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,202,776
5.25% 11/15/23 (FGIC Insured)	1,885,000	1,857,837
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,327,566
5.25% 12/1/19 (FSA Insured)	1,045,000	1,078,973
5.25% 12/1/23 (FSA Insured)	1,000,000	1,000,410
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,783,027
Cleveland Pub. Pwr. Sys. Rev.:
Series A:
0% 11/15/10 (MBIA Insured)	1,400,000	1,310,932
0% 11/15/11 (MBIA Insured)	2,395,000	2,154,135
0% 11/15/10 (Escrowed to Maturity) (d)	1,250,000	1,175,113
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,494,955
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	4,401,200
Cleveland Wtrwks. Rev. (First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,567,478
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	45,097
Columbus City School District (School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,220,950
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/11 (MBIA Insured)	2,400,000	2,168,904
0% 10/1/12 (MBIA Insured)	1,405,000	1,211,700
5% 12/1/19	3,000,000	3,103,650
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,124,763
Dayton School District (School Facility Contruction & Impt. Proj.) Series A, 5% 12/1/31 (FGIC Insured)	5,000,000	4,551,350
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	$ 1,265,000	$ 1,333,980
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,140,330
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,114,276
Fairview Park City School District 5% 12/1/33 (MBIA Insured)	4,350,000	3,913,956
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	5,955,000	5,406,723
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,080,480
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series A:
4.875% 11/1/33	375,000	318,158
5% 11/1/15	260,000	268,432
5% 11/1/16	265,000	270,639
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,619,504
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,034,440
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	2,790,900
Hamilton City School District 5% 12/1/34 (FSA Insured)	2,000,000	1,844,880
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,026,050
5% 12/1/18 (FGIC Insured)	1,075,000	1,098,306
5% 12/1/19 (FGIC Insured)	2,190,000	2,196,285
5% 12/1/19 (FGIC Insured)	1,130,000	1,144,362
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (MBIA Insured)	1,070,000	1,095,915
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,845,515
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,544,441
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,617,374
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	930,547
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (MBIA Insured)	2,050,000	2,165,108
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,029,540
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,024,110
Hilliard School District 0% 12/1/11 (FGIC Insured)	2,850,000	2,560,298
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,074,620
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	$ 1,400,000	$ 1,387,330
Kings Local School District 5% 12/1/19 (MBIA Insured)	1,365,000	1,378,814
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,015,154
5% 8/15/15	1,160,000	1,121,105
5% 8/15/16	1,260,000	1,203,476
5% 8/15/17	1,000,000	941,460
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,102,965
0% 12/1/16 (FSA Insured)	1,200,000	831,900
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,024,400
5.5% 2/15/11	2,075,000	2,122,372
5.5% 2/15/12	600,000	616,632
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,745,000	3,384,506
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,036,849
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,169,515
5% 11/15/38	3,880,000	3,285,312
5.375% 11/15/23 (AMBAC Insured)	5,000,000	4,559,500
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,053,740
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,229,724
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	3,721,160
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	98,278
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	175,000	148,320
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	100,000	82,840
Miamisburg City School District 5% 12/1/33	1,340,000	1,259,600
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	4,532,400
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,255,428
Montgomery County Rev. (Catholic Health Initiatives Proj.):
Series A:
6% 12/1/19	1,470,000	1,512,983
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,616,782
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev. (Catholic Health Initiatives Proj.): - continued
Series A:
6% 12/1/26 (Escrowed to Maturity) (d)	$ 3,000,000	$ 3,122,430
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,375,300
Series C2, 4.1%, tender 11/10/11 (b)	1,900,000	1,907,087
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,306,018
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,145,799
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (MBIA Insured)	500,000	566,095
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,066,950
(Juvenile Correctional Bldg. Fund Prog.) 5% 4/1/17 (MBIA Insured)	2,485,000	2,549,262
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,061,500
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	5,000,000	5,030,750
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	2,520,000	2,578,288
Series 2005 B, 5% 5/1/16	1,000,000	1,064,110
Series A, 5.375% 8/1/16	5,980,000	6,252,449
Series B, 5% 2/1/22	2,800,000	2,786,336
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	3,500,000	3,404,660
Series D, 5% 3/1/24	3,415,000	3,360,804
Series A, 5.5% 9/15/16	11,060,000	11,691,633
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,623,466
Series 1994:
6.125% 10/1/15	2,000,000	2,231,240
6.25% 10/1/16	2,500,000	2,823,250
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33 (a)	2,000,000	1,767,640
5.5% 1/1/43 (a)	2,000,000	1,772,420
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,026,390
(Univ. Hosp. Health Sys. Proj.) Series 2007 A, 5.25% 1/15/46	4,000,000	3,323,520
(Univ. of Dayton Proj.) Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,231,216
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	$ 1,215,000	$ 1,245,363
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,524,762
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	2,682,180
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	4,806,350
Series 2003 B, 5.25% 6/1/16	5,000,000	5,280,500
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (FGIC Insured)	3,000,000	3,176,730
Series 2001 A, 5.5% 2/15/26	3,700,000	3,720,091
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (MBIA Insured)	1,980,000	2,004,196
Series A:
4% 12/1/09 (FSA Insured)	550,000	560,005
5% 12/1/33 (FSA Insured)	1,190,000	1,053,483
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,181,186
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	2,814,885
5.25% 12/1/18	2,610,000	2,816,686
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,715,173
5.25% 12/1/15	2,200,000	2,383,700
5.5% 6/1/17	3,960,000	4,366,573
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,835,117
5% 12/1/17	3,765,000	3,930,585
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,384,148
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,399,808
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,340,163
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,355,155
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,267,190
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,238,056
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,074,660
5.25% 12/1/19	1,975,000	2,101,933
Olentangy Local School District:
(School Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/15 (Pre-Refunded to 6/1/14 @ 100) (d)	1,055,000	1,164,171
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District: - continued
0% 12/1/17	$ 765,000	$ 493,609
5% 12/1/30 (FSA Insured)	4,025,000	3,813,124
5% 12/1/30 (Pre-Refunded to 6/1/16 @ 100) (d)	1,320,000	1,413,482
5% 12/1/36	2,700,000	2,493,099
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	924,870
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,808,966
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	1,963,978
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,006,414
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	874,900
0% 12/1/17	1,250,000	824,813
5% 12/1/32	1,500,000	1,404,090
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	514,765
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (d)	1,000,000	1,083,660
6.375% 11/15/30	330,000	334,666
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,075,820
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,163,186
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) 5.75% 12/1/35	3,000,000	2,663,940
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,008,280
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,474,437
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	2,888,837
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	442,120
5% 12/1/35 (FSA Insured)	2,500,000	2,300,100
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,701,160
5.25% 12/1/21	1,740,000	1,786,493
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	3,779,560
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	$ 1,110,000	$ 1,145,809
5% 11/15/30 (MBIA Insured)	3,500,000	3,155,565
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	2,921,100
Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,242,371
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,097,658
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,372,847
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,034,690
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,469,825
5% 6/1/19 (AMBAC Insured)	1,520,000	1,532,570
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	977,680
5% 6/1/23 (FSA Insured)	2,000,000	1,931,320
5% 6/1/24 (FSA Insured)	2,000,000	1,913,080
Warren County Gen. Oblig.:
6.1% 12/1/12	380,000	402,823
6.65% 12/1/11	220,000	232,824
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,060,000	948,859
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,407,175
5% 5/1/18 (MBIA Insured)	1,440,000	1,460,923
5% 5/1/19 (MBIA Insured)	1,515,000	1,525,196
		407,203,822
Puerto Rico - 3.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series CC, 5.25% 7/1/33 (FSA Insured)	5,635,000	5,293,237
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,089,820
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	2,725,000	2,740,642
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15 (FSA Insured)	1,800,000	1,924,074
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,315,171
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	$ 1,000,000	$ 1,015,180
Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	991,780
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	2,400,000	315,240
		14,685,144
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (c)	1,600,000	1,260,336
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	506,925
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	1,771,480
		3,538,741
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $447,578,708)	427,264,425
NET OTHER ASSETS - 0.7%	3,024,115
NET ASSETS - 100%	$ 430,288,540
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 427,264,425	$ -	$ 427,264,425	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $447,571,703. Net unrealized depreciation aggregated $20,307,278, of which $3,741,067 related to appreciated investment securities and $24,048,345 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Pennsylvania
Municipal Income Fund

September 30, 2008

1.807743.104

PFL-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.8%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	$ 325,000	$ 288,145
New Jersey/Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (c)	1,000,000	1,080,380
Series A, 5% 7/1/27 (MBIA Insured)	1,425,000	1,332,902
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,063,060
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	721,861
		6,198,203
Pennsylvania - 92.0%
Allegheny County Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,729,708
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (b)	2,545,000	2,446,738
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,043,220
5.75% 1/1/12 (MBIA Insured) (b)	3,000,000	3,073,560
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	3,069,090
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,642,591
5.25% 3/1/32	2,000,000	1,978,640
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	50,000	52,584
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2006 B, 5% 5/1/09	1,475,000	1,479,278
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,525,000	2,612,315
Series B, 5% 6/15/10	2,000,000	2,056,660
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	1,936,278
Series 2000, 5.5% 12/1/30 (MBIA Insured)	305,000	291,083
Series A, 5% 12/1/30 (MBIA Insured)	3,725,000	3,220,002
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,574,625
6% 3/1/31 (FSA Insured)	1,975,000	2,066,660
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	$ 250,000	$ 240,880
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (b)	1,870,000	1,710,732
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,019,549
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,518,125
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (c)	5,000,000	6,112,300
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	1,924,820
5.25% 3/1/27 (FGIC Insured)	2,000,000	1,915,680
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,402,684
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,465,762
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,066,400
6% 11/15/30	3,620,000	3,733,053
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/09	865,000	866,332
5% 12/15/10	905,000	903,814
Series B, 5% 12/15/08	800,000	800,216
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (b)	2,500,000	2,372,300
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,259,134
East Stroudsburg Area School District:
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	2,750,000	3,460,353
Series A, 7.5% 9/1/22 (FGIC Insured)	1,000,000	1,152,280
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,067,038
7.75% 4/1/25 (FSA Insured)	875,000	996,896
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,727,522
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	$ 1,115,000	$ 1,167,338
Hollidaysburg Area School District Series C:
5% 3/15/21 (FSA Insured)	2,205,000	2,200,899
5% 3/15/23 (FSA Insured)	1,765,000	1,705,043
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	739,376
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (c)	605,000	650,036
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,017,054
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (a)(b)	2,000,000	1,980,000
Mifflin County School District:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,274,119
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,340,511
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,111,270
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,000,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,304,693
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,103,889
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	942,380
Owen J. Roberts School District 5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (c)	1,525,000	1,654,442
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,790,358
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	2,982,969
6.375% 11/1/41 (b)	1,300,000	1,173,458
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (a)(b)	3,500,000	3,478,790
Pennsylvania Gen. Oblig. First Series:
5% 7/1/19	2,500,000	2,579,175
5.25% 2/1/14	125,000	131,488
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	$ 2,200,000	$ 2,236,872
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	1,919,775
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,084,840
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,119,940
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,031,900
5.25% 8/1/11 (FSA Insured)	1,000,000	1,029,640
Series 2001 A:
6% 1/15/22	400,000	413,732
6% 1/15/31	1,000,000	1,028,630
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	514,665
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,099,201
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (c)	45,000	49,106
Pennsylvania Pub. School Bldg. Auth. School Rev. (Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	3,210,000	3,408,185
Pennsylvania State Univ.:
Series A, 5% 8/15/29	3,945,000	3,758,125
5% 9/1/29	1,550,000	1,476,515
5% 9/1/35	4,485,000	4,189,618
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (MBIA Insured)	3,000,000	2,790,870
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 R, 5% 12/1/30 (AMBAC Insured)	4,350,000	3,921,525
Series 2001 S:
5.625% 6/1/12 (FGIC Insured)	2,000,000	2,144,240
5.625% 6/1/14	3,595,000	3,810,664
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	2,814,798
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	7,275,238
5% 12/1/25 (AMBAC Insured)	7,345,000	6,823,064
5% 12/1/26 (AMBAC Insured)	3,500,000	3,232,075
Series 2008 A1, 5% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	1,797,820
Series 2008 B1, 5.5% 6/1/33	4,000,000	3,823,080
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Arpt. Rev. 5.375% 6/15/11 (FGIC Insured) (b)	$ 3,770,000	$ 3,847,737
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (FGIC Insured)	1,500,000	1,546,065
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,566,390
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,025,640
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,015,460
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,766,123
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,501,828
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,829,339
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,458,102
Fourth Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (c)	2,290,000	2,482,360
Seventh Series, 5% 10/1/37 (AMBAC Insured)	3,000,000	2,521,050
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,558,503
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	5,324,520
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series A, 5% 5/15/09	1,000,000	1,012,450
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,606,816
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	926,060
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,112,720
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,868,589
Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	805,830
Philadelphia School District:
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	1,800,000	1,947,024
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	2,785,000	3,030,219
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,717,677
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District: - continued
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	$ 2,030,000	$ 2,176,485
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	345,076
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (c)	720,000	766,325
5% 7/1/35 (FSA Insured)	4,130,000	3,674,585
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,036,510
Pittsburgh Gen. Oblig.:
Series A:
5% 9/1/11 (MBIA Insured)	5,020,000	5,212,417
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,624,816
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (c)	2,435,000	2,621,083
Series B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,152,080
5.25% 9/1/16 (FSA Insured)	3,000,000	3,220,500
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (FGIC Insured)	5,545,000	5,979,783
6.5% 9/1/13 (FGIC Insured) (Escrowed to Maturity) (c)	4,455,000	4,920,057
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,414,015
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	829,303
5.375% 4/1/17 (FSA Insured)	830,000	865,225
5.375% 4/1/18 (FSA Insured)	875,000	908,093
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,004,500
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,708,420
5% 5/1/28 (FSA Insured)	1,000,000	957,810
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,947,602
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,935,951
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	3,234,360
0% 8/1/16 (Escrowed to Maturity) (c)	395,000	281,603
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (a)(b)	2,700,000	2,705,211
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	$ 5,000,000	$ 2,711,900
0% 8/15/20 (FGIC Insured)	2,500,000	1,249,600
0% 8/15/22 (FGIC Insured)	6,550,000	2,782,571
Series C, 0% 8/15/17 (Escrowed to Maturity) (c)	1,210,000	800,100
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,314,092
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,761,461
York County School of Technology Auth. Lease Rev. 5.375% 2/15/18 (Pre-Refunded to 2/15/13 @ 100) (c)	1,000,000	1,079,480
		308,801,824
Puerto Rico - 0.9%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,021,930
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	513,675
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	1,500,000	1,538,820
		3,074,425
TOTAL INVESTMENT PORTFOLIO - 94.8% (Cost $329,992,917)	318,362,597
NET OTHER ASSETS - 5.2%	17,462,277
NET ASSETS - 100%	$ 335,824,874
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 318,362,597	$ -	$ 318,362,597	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $329,970,122. Net unrealized depreciation aggregated $11,607,525, of which $3,079,478 related to appreciated investment securities and $14,687,003 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Short-Intermediate
Municipal Income Fund

September 30, 2008

1.807744.104

STM-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.7%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,104
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	10,000	10,647
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,476
5% 11/15/11	1,000	1,012
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,094
Jefferson County Swr. Rev.:
Series A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,140
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,164
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,008
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A:
5% 12/1/08	400	401
5% 12/1/09	500	497
5% 12/1/10	855	839
5% 12/1/12	750	724
Univ. of Alabama at Birmingham Hosp. Rev. Series2008 A, 5% 9/1/13	1,175	1,198
		33,304
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,418
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,659
		6,077
Arizona - 1.3%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,480
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,045
Series 2008 D:
5% 1/1/13	3,250	3,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.): - continued
Series 2008 D:
5% 1/1/14	$ 2,000	$ 2,036
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,142
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	3,007
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (ACA Finl. Guaranty Corp. Insured)	660	660
Tucson Wtr. Rev. Series A:
5% 7/1/11 (FGIC Insured)	1,500	1,551
5% 7/1/15 (FGIC Insured)	1,645	1,725
		24,969
California - 9.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12 (MBIA Insured)	6,000	6,385
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (g)	11,470	12,531
California Econ. Recovery Series 2004 A:
5.25% 1/1/11	6,500	6,822
5.25% 7/1/13	2,400	2,577
5.25% 7/1/13 (MBIA Insured)	2,440	2,620
California Gen. Oblig.:
5% 2/1/11	4,000	4,173
5% 2/1/11	1,785	1,862
5% 10/1/11	1,650	1,738
5% 2/1/12	1,650	1,731
5% 3/1/12	15,000	15,756
5% 9/1/12	1,700	1,795
5% 10/1/12	12,600	13,313
5% 11/1/13	10,000	10,606
5.25% 9/1/10	18,050	18,898
5.25% 2/1/11	2,465	2,585
5.5% 3/1/11 (FGIC Insured)	3,210	3,390
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,723
6.5% 9/1/10	1,760	1,882
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	$ 1,000	$ 1,019
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.) Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,150
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (c)(f)	2,300	2,160
California State Univ. Rev. 5% 11/1/13 (FSA Insured)	1,335	1,421
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,389
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series A1, 5% 6/1/12	2,570	2,572
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,131
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,244
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (MBIA Insured)	4,400	4,711
Series E, 5% 7/1/11	6,075	6,401
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	2,175	1,898
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,655	3,445
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	5,550
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	3,160
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	912
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(h)	8,433	8,654
Series K, 5% 5/15/10	4,655	4,847
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,198
		173,966
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	$ 2,230	$ 2,286
Series F, 5% 11/15/12	1,225	1,257
(Volunteers of America Care Proj.) Series A, 5% 7/1/10	615	610
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (f)	2,000	2,043
		6,196
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,271
Series 2006 F, 5% 12/1/11	23,100	24,411
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,634
		34,316
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	3,600	3,120
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/09 (FSA Insured)	1,100	1,112
5% 8/15/15 (FSA Insured)	1,500	1,580
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7% 4/1/31	8,500	7,947
		13,759
Florida - 4.9%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,830
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,705
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,025	4,058
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,453
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,875
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	$ 7,550	$ 7,394
Series 2005 A, 5% 11/15/10	1,000	1,022
Series 2005 B, 5% 11/15/08	800	799
Series 2005 I, 5%, tender 11/16/09 (c)	4,700	4,755
Series 2006 G:
5% 11/15/08	420	420
5% 11/15/09	435	441
5% 11/15/10	400	409
5% 11/15/11	700	718
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/12	1,310	1,338
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,694
5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,499
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,604
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,014
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,118
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,896
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.125%, tender 8/1/11 (c)	2,000	1,980
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,530
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,196
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
3.5% 10/1/09	990	990
4.625% 10/1/12	1,110	1,109
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,908
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (g)	7,020	7,498
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Cap. Impt. Rev.: - continued
5.5% 12/1/11 (FGIC Insured)	$ 3,470	$ 3,664
Polk County School District Sales Tax Rev. 5% 10/1/12 (FSA Insured)	6,080	6,371
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	1,000
		94,770
Georgia - 3.4%
Carroll County School District 5% 4/1/11	8,000	8,407
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,565
Henry County School District Series A, 5% 4/1/10	26,475	27,444
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5% 9/15/12	4,000	3,807
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (c)	5,200	5,211
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (c)	5,705	5,696
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,087
5% 1/1/14	3,000	3,129
Walton County:
5% 1/1/10 (FGIC Insured)	2,000	2,048
5% 1/1/11 (FGIC Insured)	3,000	3,128
		65,522
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,058
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,203
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	180
		7,441
Illinois - 7.2%
Chicago Board of Ed. Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,495
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	$ 1,225	$ 1,247
5% 1/1/11 (AMBAC Insured)	3,625	3,732
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,971
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,630
5% 1/1/13 (FSA Insured)	4,000	4,154
Series A, 5% 1/1/12 (MBIA Insured)	1,165	1,208
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,001
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,625
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,028
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.875%, tender 5/3/10 (c)(f)	5,500	5,469
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,806
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,983
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,835
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (c)	3,250	3,296
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,640	2,821
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,234
Illinois Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series A:
5% 10/1/08	1,000	1,000
5% 10/1/11	1,450	1,509
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	774
5% 7/1/13	415	427
5% 7/1/15	1,000	1,019
(Rush Univ. Med. Ctr. Proj.) Series B:
5% 11/1/15 (MBIA Insured)	3,075	3,156
5% 11/1/16 (MBIA Insured)	1,700	1,730
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,597
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.375% 7/1/11 (MBIA Insured)	$ 6,745	$ 7,140
5.5% 8/1/10	1,495	1,572
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (g)	7,075	7,374
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,047
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series A:
5% 5/15/15 (FSA Insured)	2,250	2,325
5% 5/15/16 (FSA Insured)	2,325	2,389
(Edward Hosp. Obligated Group Proj.) Series B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,023
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,865
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,430
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,729
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,474
Madison County Cmnty. United School District #007 Series A, 5% 12/1/11 (FSA Insured)	2,965	3,131
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series A, 0% 12/15/13 (MBIA Insured)	2,725	2,203
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,756
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/10	1,285	1,311
Rosemont Gen. Oblig. Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,304
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,428
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (MBIA Insured)	5,050	5,285
		138,596
Indiana - 3.1%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	$ 1,785	$ 1,904
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (g)	1,885	2,011
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,802
5.25% 7/10/11 (FSA Insured)	2,295	2,431
5.25% 1/10/12 (FSA Insured)	1,355	1,440
5% 1/15/10 (FSA Insured)	1,835	1,890
5% 1/15/11 (FSA Insured)	1,910	1,999
5% 1/15/12 (FSA Insured)	1,990	2,100
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,855	1,981
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Services, Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,078
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)	5,000	4,985
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,209
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,783
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,393
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,431
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (MBIA Insured)	3,000	2,950
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,049
5.25% 7/15/11 (MBIA Insured)	1,020	1,076
5.25% 1/15/12 (MBIA Insured)	1,045	1,106
5.25% 7/15/12 (MBIA Insured)	1,075	1,143
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,605	1,714
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,695	1,811
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,691
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 1,600	$ 1,643
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,118
5.25% 7/15/11 (MBIA Insured)	1,125	1,189
5.25% 1/15/12 (MBIA Insured)	1,150	1,219
		60,241
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	561
5.25% 11/15/12	680	699
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,578
		2,838
Kentucky - 0.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (f)	1,185	1,189
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,043
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,184
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,582
		4,809
Maryland - 2.3%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	714
5% 7/1/11 (AMBAC Insured)	1,985	2,080
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09	305	303
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	21,390
First Series 2008, 5% 3/1/12	10,000	10,620
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,256
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	$ 2,400	$ 2,450
5% 7/1/14	3,500	3,563
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,598
		44,974
Massachusetts - 3.7%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	1,000	1,015
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,158
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (g)	2,775	2,816
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,668
Series 2000 A, 6% 2/1/10	2,500	2,613
Series 2001 A, 5.5% 1/1/11	5,000	5,284
Series 2002 C, 5.5% 11/1/10 (FSA Insured)	10,000	10,562
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,190
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,645
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	922
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series A, 5% 12/15/12 (FSA Insured)	3,300	3,488
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (FGIC Insured) (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,193
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,314
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,902
		70,770
Michigan - 2.7%
Allegan Pub. School District Series 2008, 5% 5/1/12 (MBIA Insured)	1,590	1,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Chelsea School District 5% 5/1/13 (MBIA Insured)	$ 1,750	$ 1,848
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured)	3,000	3,183
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,272
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,090
2.47% 7/1/32 (FSA Insured) (c)	4,095	3,229
DeWitt Pub. Schools 5% 5/1/10 (MBIA Insured)	1,280	1,323
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,126
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,385
5% 5/1/13 (FSA Insured)	1,305	1,392
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,054
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,571
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/09	2,705	2,785
5.5% 10/15/13	2,200	2,302
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,735	2,898
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) 5.25% 5/15/14	4,160	4,208
(Oakwood Hosp. Proj.) Series A, 5% 7/15/11	2,700	2,739
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,237
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,506
Royal Oak City School District 5% 5/1/12	2,000	2,117
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,048
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,240
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,271
		51,497
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/08	1,200	1,202
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.): - continued
5.25% 12/1/10	$ 500	$ 507
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/13 (f)	1,000	1,009
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,052
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	251
5% 5/15/10	200	201
5% 5/15/11	300	302
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	330	329
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	986
		6,839
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(f)	1,100	1,058
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series C, 5% 8/1/11	1,050	1,083
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,015
5% 8/15/11	1,000	1,018
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,247
		5,421
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,613
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,479
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,891
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series A, 5% 8/15/11	1,485	1,465
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5% 9/1/11	$ 1,000	$ 990
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,134
		14,620
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	5,675	5,705
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,101
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,674
		9,775
Nevada - 3.9%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,733
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,235
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,798
Series 2008 E:
5% 7/1/14	2,905	3,030
5% 7/1/15	3,500	3,640
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,182
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,392
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,512
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,687
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	22,249
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,116
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,332
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,407
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	707
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Series A, 5% 4/1/11 (FSA Insured)	$ 4,015	$ 4,204
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,497
		74,721
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,508
3.5%, tender 2/1/09 (c)(f)	2,000	1,998
		4,506
New Jersey - 5.2%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,254
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (MBIA Insured)	7,470	8,146
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,246
Series 2008 W, 5% 3/1/15	10,000	10,451
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,335
New Jersey Tpk. Auth. Tpk. Rev. Series A, 6% 1/1/11 (MBIA Insured)	21,785	22,954
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,745
6.5% 6/15/11 (MBIA Insured)	5,000	5,380
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,304
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,222
		99,037
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. 5% 7/1/09	5,170	5,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series A, 5.25% 7/1/11	$ 1,135	$ 1,203
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	1,900	1,883
		3,086
New York - 17.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,023
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,234
5% 1/1/12	1,175	1,237
Long Island Pwr. Auth. Elec. Sys. Rev. Series F, 5% 5/1/11 (MBIA Insured)	10,000	10,391
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,536
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,405
Series 2000 A, 6.5% 5/15/11	155	164
Series 2002 B, 5.75% 8/1/14	1,000	1,067
Series 2003 F, 5.5% 12/15/11	7,585	8,047
Series 2005 C, 5% 8/1/12	19,770	20,671
Series 2005 D, 5% 8/1/12	4,925	5,150
Series 2005 F1, 5% 9/1/15	3,560	3,692
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,367
Series 2005 K:
5% 8/1/11	4,565	4,756
5% 8/1/12	4,360	4,559
Series 2005 O, 5% 6/1/12	7,525	7,859
Series 2008 E, 5% 8/1/12	5,000	5,228
Series 2002 A1, 5.25% 11/1/14 (MBIA Insured)	600	626
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,036
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,588
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (a)	3,500	3,697
6% 11/1/28 (a)	44,300	47,438
Series B:
5% 11/1/11	13,205	13,956
5.25% 2/1/29 (a)	3,100	3,231
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (g)	5,900	6,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	$ 3,500	$ 3,716
5.75% 7/1/13 (AMBAC Insured)	1,000	1,059
Series C, 7.5% 7/1/10	8,560	8,986
(Mental Health Services Facilities Proj.) Series 2008 D:
5% 2/15/14	7,295	7,669
5% 8/15/14	7,755	8,173
Series 2008 B, 5% 7/1/15	30,000	31,163
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,559
New York Local Govt. Assistance Corp. Series 2007 A, 5% 4/1/11	20,000	21,013
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/10	1,485	1,548
5% 11/15/11	2,750	2,881
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,591
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5% 4/1/13	2,600	2,750
New York Thruway Auth. Svc. Contract Rev. 5.5% 4/1/11	10,000	10,552
New York Urban Dev. Corp. Rev. 5% 1/1/12	5,015	5,245
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,275
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,295	6,674
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,856
Series A1:
5% 6/1/10	1,325	1,366
5.25% 6/1/13	7,780	7,790
5.5% 6/1/14	3,965	4,006
5.5% 6/1/17	6,000	6,136
Series C1:
5.5% 6/1/15	1,300	1,328
5.5% 6/1/17	4,200	4,296
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	4,100	4,457
		340,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	$ 1,200	$ 1,213
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	3,950
		5,163
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A:
5% 1/15/10	250	256
5% 1/15/11	750	771
5% 1/15/12	400	414
Nash Health Care Sys. Health Care Facilities Rev.:
5% 11/1/13 (FSA Insured)	1,500	1,568
5% 11/1/15 (FSA Insured)	1,600	1,660
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/10	3,000	3,034
Series D, 5.375% 1/1/10	3,730	3,767
North Carolina Grant Anticipation Rev. 5% 3/1/11	5,000	5,233
		16,703
North Dakota - 0.3%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,631
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,871
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,598
		5,100
Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,014
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,009
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,159
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	1,020
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series C2, 4.1%, tender 11/10/11 (c)	2,700	2,710
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	4,796
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15 (b)	$ 2,000	$ 2,049
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.):
5% 12/1/12	1,950	1,990
5% 12/1/13	875	891
5% 12/1/14	2,275	2,299
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,034
		28,971
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	895
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	8,940	9,625
Norman Reg'l. Hosp. Auth. Hosp. Rev. 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	1,035	1,049
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series B, 5% 8/15/14	1,660	1,702
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/13	430	445
		13,716
Oregon - 0.4%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,256
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	609
5% 5/1/11 (FSA Insured)	1,000	1,051
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,240
		8,156
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,332
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/12	6,615	6,852
Series B, 5% 6/15/14	1,385	1,431
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (MBIA Insured)	1,495	1,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	$ 2,565	$ 2,569
5% 12/15/11	2,835	2,806
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	9,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,087
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,841
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,719
5% 8/1/12 (FSA Insured)	5,000	5,226
Series A:
5% 12/15/14 (FSA Insured)	5,370	5,614
5% 12/15/15 (FSA Insured)	5,000	5,199
5% 12/15/16 (FSA Insured)	7,275	7,512
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,592
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,547
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,243
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,631
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,057
		69,727
Puerto Rico - 1.1%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,036
Puerto Rico Govt. Dev. Bank Series B:
5% 12/1/10	8,000	8,207
5% 12/1/12	1,000	1,016
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,863
Series Q, 5% 6/1/11	4,825	4,911
		22,033
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.1%
Providence Spl. Oblig. Series 2005 E:
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	$ 1,315	$ 1,333
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,209
		2,542
South Carolina - 0.6%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,501
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,517
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	565
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,088
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,116
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,018
		10,805
Tennessee - 0.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,185	7,050
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,076
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,017
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,062
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,702
		13,907
Texas - 11.0%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,549
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,735
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	504
6% 1/1/13	1,270	1,274
6% 1/1/14	1,420	1,419
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	$ 3,000	$ 3,141
5% 11/15/11 (FSA Insured)	4,000	4,233
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	4,961
0% 11/15/10 (MBIA Insured)	5,300	4,949
Bexar County Gen. Oblig. Series A, 5% 6/15/10 (FSA Insured)	1,000	1,039
Birdville Independent School District:
0% 2/15/11	5,000	4,636
5% 2/15/10	1,300	1,343
Brownsville Independent School District 5% 8/15/11	1,430	1,507
Brownsville Util. Sys. Rev. Series A, 5% 9/1/15 (FSA Insured)	2,665	2,843
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,599
College Station Independent School District 5% 2/15/10	1,000	1,033
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,226
Fort Bend Independent School District 5%, tender 8/15/09 (c)	5,000	5,097
Fort Worth Independent School District 5% 2/15/12	1,500	1,583
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,765
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,063
5% 8/15/14	1,075	1,145
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,746
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,200
5.25% 4/15/12 (FSA Insured)	2,000	2,132
Houston Gen. Oblig. Series A:
5% 3/1/12 (MBIA Insured)	3,575	3,767
5% 3/1/13 (MBIA Insured)	7,500	7,950
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (MBIA Insured)	2,835	2,936
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,693
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,260
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,125
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (g)	$ 5,000	$ 5,256
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,584
5% 2/15/10 (MBIA Insured)	1,845	1,901
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,357
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (c)	1,300	1,353
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	4,977
Northside Independent School District Series A, 3.78%, tender 6/1/09 (c)	5,000	5,035
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	928
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,686
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,186
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	2,500	2,478
0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,480
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,636
San Antonio Wtr. Sys. Rev.:
5% 5/15/10 (FGIC Insured)	1,020	1,054
5% 5/15/12 (FGIC Insured)	7,000	7,361
Spring Branch Independent School District:
5.375% 2/1/14	1,090	1,137
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,797
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/09	1,000	1,017
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 3.927%, tender 10/3/08 (FSA Insured) (c)	575	552
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (f)	3,000	3,080
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,290
0% 10/1/13	6,500	5,344
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Bldg. Rev. 5% 2/1/11 (AMBAC Insured)	$ 1,550	$ 1,618
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,087
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,306
Texas Trans. Commission State Hwy. Fund Rev. 5% 4/1/12	4,000	4,234
Texas Wtr. Dev. Board Rev. Series B, 5% 7/15/11	2,780	2,933
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	2,955
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,402
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/13	6,135	6,493
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	15,724
Series B, 5.25% 8/15/11	5,025	5,342
Wichita Falls Independent School District 0% 2/1/10	2,325	2,238
Ysleta Independent School District 0% 8/15/09	4,065	3,973
		212,247
Utah - 1.0%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,419
0% 10/1/12 (AMBAC Insured)	3,800	3,254
0% 10/1/13 (AMBAC Insured)	3,760	3,061
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,787
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	7,475	7,834
		19,355
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
3% 12/1/08 (FSA Insured)	1,000	998
4% 12/1/09 (FSA Insured)	1,000	1,010
5% 12/1/15 (FSA Insured)	2,225	2,320
		4,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.1%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	$ 1,800	$ 1,729
Washington - 2.0%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,246
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,752
5.25% 1/1/11 (FSA Insured)	1,935	2,035
King County School District #401 Highline Pub. Schools 5.5% 12/1/17 (FGIC Insured)	5,100	5,301
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,830
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (g)	1,155	1,220
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,702
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,015
Snohomish County School District #2, Everett 5% 6/1/10 (FSA Insured)	1,000	1,039
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,058
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,052
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (g)	3,500	3,672
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (g)	13,000	13,668
		38,590
Wisconsin - 0.6%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	3,137
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,588
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	877
Series B, 6.25% 2/15/10	1,015	1,042
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,021
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2003 A, 5% 8/15/10	$ 1,870	$ 1,885
Series 2006 A, 5% 8/15/11	1,315	1,316
		11,866
TOTAL MUNICIPAL BONDS (Cost $1,893,288)		1,889,518
Municipal Notes - 0.5%

New York - 0.5%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 BB2, 9%, LOC Landesbank Hessen-Thuringen, VRDN (c) (Cost $10,000)	10,000	10,000
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 5.85% (d)(e) (Cost $1)	900	1
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,903,289)		1,899,519
NET OTHER ASSETS - 1.2%		22,818
NET ASSETS - 100%		$ 1,922,337
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
ARS - AUCTION RATE SECURITY
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,654,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 8,433
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,899,519	$ 1	$ 1,899,518	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,903,276,000. Net unrealized depreciation aggregated $3,757,000, of which $13,628,000 related to appreciated investment securities and $17,385,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2008

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.807761.104

ASTM-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.7%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,104
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	10,000	10,647
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,476
5% 11/15/11	1,000	1,012
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,094
Jefferson County Swr. Rev.:
Series A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,140
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,164
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,008
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A:
5% 12/1/08	400	401
5% 12/1/09	500	497
5% 12/1/10	855	839
5% 12/1/12	750	724
Univ. of Alabama at Birmingham Hosp. Rev. Series2008 A, 5% 9/1/13	1,175	1,198
		33,304
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,418
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,659
		6,077
Arizona - 1.3%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,480
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,045
Series 2008 D:
5% 1/1/13	3,250	3,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.): - continued
Series 2008 D:
5% 1/1/14	$ 2,000	$ 2,036
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,142
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	3,007
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (ACA Finl. Guaranty Corp. Insured)	660	660
Tucson Wtr. Rev. Series A:
5% 7/1/11 (FGIC Insured)	1,500	1,551
5% 7/1/15 (FGIC Insured)	1,645	1,725
		24,969
California - 9.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12 (MBIA Insured)	6,000	6,385
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (g)	11,470	12,531
California Econ. Recovery Series 2004 A:
5.25% 1/1/11	6,500	6,822
5.25% 7/1/13	2,400	2,577
5.25% 7/1/13 (MBIA Insured)	2,440	2,620
California Gen. Oblig.:
5% 2/1/11	4,000	4,173
5% 2/1/11	1,785	1,862
5% 10/1/11	1,650	1,738
5% 2/1/12	1,650	1,731
5% 3/1/12	15,000	15,756
5% 9/1/12	1,700	1,795
5% 10/1/12	12,600	13,313
5% 11/1/13	10,000	10,606
5.25% 9/1/10	18,050	18,898
5.25% 2/1/11	2,465	2,585
5.5% 3/1/11 (FGIC Insured)	3,210	3,390
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,723
6.5% 9/1/10	1,760	1,882
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	$ 1,000	$ 1,019
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.) Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,150
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (c)(f)	2,300	2,160
California State Univ. Rev. 5% 11/1/13 (FSA Insured)	1,335	1,421
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,389
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series A1, 5% 6/1/12	2,570	2,572
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,131
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,244
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (MBIA Insured)	4,400	4,711
Series E, 5% 7/1/11	6,075	6,401
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	2,175	1,898
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,655	3,445
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	5,550
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	3,160
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	912
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(h)	8,433	8,654
Series K, 5% 5/15/10	4,655	4,847
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,198
		173,966
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	$ 2,230	$ 2,286
Series F, 5% 11/15/12	1,225	1,257
(Volunteers of America Care Proj.) Series A, 5% 7/1/10	615	610
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (f)	2,000	2,043
		6,196
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,271
Series 2006 F, 5% 12/1/11	23,100	24,411
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,634
		34,316
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	3,600	3,120
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/09 (FSA Insured)	1,100	1,112
5% 8/15/15 (FSA Insured)	1,500	1,580
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7% 4/1/31	8,500	7,947
		13,759
Florida - 4.9%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,830
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,705
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,025	4,058
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,453
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,875
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	$ 7,550	$ 7,394
Series 2005 A, 5% 11/15/10	1,000	1,022
Series 2005 B, 5% 11/15/08	800	799
Series 2005 I, 5%, tender 11/16/09 (c)	4,700	4,755
Series 2006 G:
5% 11/15/08	420	420
5% 11/15/09	435	441
5% 11/15/10	400	409
5% 11/15/11	700	718
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/12	1,310	1,338
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,694
5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,499
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,604
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,014
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,118
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,896
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.125%, tender 8/1/11 (c)	2,000	1,980
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,530
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,196
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
3.5% 10/1/09	990	990
4.625% 10/1/12	1,110	1,109
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,908
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (g)	7,020	7,498
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Cap. Impt. Rev.: - continued
5.5% 12/1/11 (FGIC Insured)	$ 3,470	$ 3,664
Polk County School District Sales Tax Rev. 5% 10/1/12 (FSA Insured)	6,080	6,371
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	1,000
		94,770
Georgia - 3.4%
Carroll County School District 5% 4/1/11	8,000	8,407
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,565
Henry County School District Series A, 5% 4/1/10	26,475	27,444
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5% 9/15/12	4,000	3,807
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (c)	5,200	5,211
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (c)	5,705	5,696
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	2,000	2,087
5% 1/1/14	3,000	3,129
Walton County:
5% 1/1/10 (FGIC Insured)	2,000	2,048
5% 1/1/11 (FGIC Insured)	3,000	3,128
		65,522
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,058
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,203
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	180
		7,441
Illinois - 7.2%
Chicago Board of Ed. Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,495
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	$ 1,225	$ 1,247
5% 1/1/11 (AMBAC Insured)	3,625	3,732
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,971
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,630
5% 1/1/13 (FSA Insured)	4,000	4,154
Series A, 5% 1/1/12 (MBIA Insured)	1,165	1,208
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,001
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,625
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,028
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.875%, tender 5/3/10 (c)(f)	5,500	5,469
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,806
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,983
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,835
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (c)	3,250	3,296
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,640	2,821
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,234
Illinois Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series A:
5% 10/1/08	1,000	1,000
5% 10/1/11	1,450	1,509
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	774
5% 7/1/13	415	427
5% 7/1/15	1,000	1,019
(Rush Univ. Med. Ctr. Proj.) Series B:
5% 11/1/15 (MBIA Insured)	3,075	3,156
5% 11/1/16 (MBIA Insured)	1,700	1,730
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,597
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.375% 7/1/11 (MBIA Insured)	$ 6,745	$ 7,140
5.5% 8/1/10	1,495	1,572
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (g)	7,075	7,374
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,047
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series A:
5% 5/15/15 (FSA Insured)	2,250	2,325
5% 5/15/16 (FSA Insured)	2,325	2,389
(Edward Hosp. Obligated Group Proj.) Series B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,023
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,865
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,430
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,729
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,474
Madison County Cmnty. United School District #007 Series A, 5% 12/1/11 (FSA Insured)	2,965	3,131
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series A, 0% 12/15/13 (MBIA Insured)	2,725	2,203
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,756
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/10	1,285	1,311
Rosemont Gen. Oblig. Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,304
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,428
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (MBIA Insured)	5,050	5,285
		138,596
Indiana - 3.1%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	$ 1,785	$ 1,904
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (g)	1,885	2,011
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,802
5.25% 7/10/11 (FSA Insured)	2,295	2,431
5.25% 1/10/12 (FSA Insured)	1,355	1,440
5% 1/15/10 (FSA Insured)	1,835	1,890
5% 1/15/11 (FSA Insured)	1,910	1,999
5% 1/15/12 (FSA Insured)	1,990	2,100
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,855	1,981
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Services, Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,078
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)	5,000	4,985
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,209
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,783
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,393
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,431
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (MBIA Insured)	3,000	2,950
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,049
5.25% 7/15/11 (MBIA Insured)	1,020	1,076
5.25% 1/15/12 (MBIA Insured)	1,045	1,106
5.25% 7/15/12 (MBIA Insured)	1,075	1,143
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,605	1,714
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,695	1,811
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,691
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 1,600	$ 1,643
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,118
5.25% 7/15/11 (MBIA Insured)	1,125	1,189
5.25% 1/15/12 (MBIA Insured)	1,150	1,219
		60,241
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	561
5.25% 11/15/12	680	699
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,578
		2,838
Kentucky - 0.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (f)	1,185	1,189
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,043
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,184
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,582
		4,809
Maryland - 2.3%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	714
5% 7/1/11 (AMBAC Insured)	1,985	2,080
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09	305	303
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	21,390
First Series 2008, 5% 3/1/12	10,000	10,620
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,256
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	$ 2,400	$ 2,450
5% 7/1/14	3,500	3,563
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,598
		44,974
Massachusetts - 3.7%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	1,000	1,015
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,158
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (g)	2,775	2,816
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,668
Series 2000 A, 6% 2/1/10	2,500	2,613
Series 2001 A, 5.5% 1/1/11	5,000	5,284
Series 2002 C, 5.5% 11/1/10 (FSA Insured)	10,000	10,562
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,190
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,645
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	922
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series A, 5% 12/15/12 (FSA Insured)	3,300	3,488
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (FGIC Insured) (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,193
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,314
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,902
		70,770
Michigan - 2.7%
Allegan Pub. School District Series 2008, 5% 5/1/12 (MBIA Insured)	1,590	1,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Chelsea School District 5% 5/1/13 (MBIA Insured)	$ 1,750	$ 1,848
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured)	3,000	3,183
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,272
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,090
2.47% 7/1/32 (FSA Insured) (c)	4,095	3,229
DeWitt Pub. Schools 5% 5/1/10 (MBIA Insured)	1,280	1,323
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,126
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,385
5% 5/1/13 (FSA Insured)	1,305	1,392
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,054
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,571
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/09	2,705	2,785
5.5% 10/15/13	2,200	2,302
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,735	2,898
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) 5.25% 5/15/14	4,160	4,208
(Oakwood Hosp. Proj.) Series A, 5% 7/15/11	2,700	2,739
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,237
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,506
Royal Oak City School District 5% 5/1/12	2,000	2,117
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,048
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,240
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,271
		51,497
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/08	1,200	1,202
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.): - continued
5.25% 12/1/10	$ 500	$ 507
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/13 (f)	1,000	1,009
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,052
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	251
5% 5/15/10	200	201
5% 5/15/11	300	302
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	330	329
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	986
		6,839
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(f)	1,100	1,058
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series C, 5% 8/1/11	1,050	1,083
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,015
5% 8/15/11	1,000	1,018
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,247
		5,421
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,613
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,479
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,891
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series A, 5% 8/15/11	1,485	1,465
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5% 9/1/11	$ 1,000	$ 990
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,134
		14,620
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	5,675	5,705
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,101
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,674
		9,775
Nevada - 3.9%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,733
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,235
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,798
Series 2008 E:
5% 7/1/14	2,905	3,030
5% 7/1/15	3,500	3,640
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,182
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,392
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,512
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,687
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	22,249
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,116
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,332
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,407
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	707
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig. Series A, 5% 4/1/11 (FSA Insured)	$ 4,015	$ 4,204
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,497
		74,721
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,508
3.5%, tender 2/1/09 (c)(f)	2,000	1,998
		4,506
New Jersey - 5.2%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,254
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (MBIA Insured)	7,470	8,146
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,246
Series 2008 W, 5% 3/1/15	10,000	10,451
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,335
New Jersey Tpk. Auth. Tpk. Rev. Series A, 6% 1/1/11 (MBIA Insured)	21,785	22,954
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,745
6.5% 6/15/11 (MBIA Insured)	5,000	5,380
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,304
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,222
		99,037
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. 5% 7/1/09	5,170	5,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series A, 5.25% 7/1/11	$ 1,135	$ 1,203
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	1,900	1,883
		3,086
New York - 17.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,023
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,234
5% 1/1/12	1,175	1,237
Long Island Pwr. Auth. Elec. Sys. Rev. Series F, 5% 5/1/11 (MBIA Insured)	10,000	10,391
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,536
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,405
Series 2000 A, 6.5% 5/15/11	155	164
Series 2002 B, 5.75% 8/1/14	1,000	1,067
Series 2003 F, 5.5% 12/15/11	7,585	8,047
Series 2005 C, 5% 8/1/12	19,770	20,671
Series 2005 D, 5% 8/1/12	4,925	5,150
Series 2005 F1, 5% 9/1/15	3,560	3,692
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,367
Series 2005 K:
5% 8/1/11	4,565	4,756
5% 8/1/12	4,360	4,559
Series 2005 O, 5% 6/1/12	7,525	7,859
Series 2008 E, 5% 8/1/12	5,000	5,228
Series 2002 A1, 5.25% 11/1/14 (MBIA Insured)	600	626
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,036
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,588
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (a)	3,500	3,697
6% 11/1/28 (a)	44,300	47,438
Series B:
5% 11/1/11	13,205	13,956
5.25% 2/1/29 (a)	3,100	3,231
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (g)	5,900	6,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	$ 3,500	$ 3,716
5.75% 7/1/13 (AMBAC Insured)	1,000	1,059
Series C, 7.5% 7/1/10	8,560	8,986
(Mental Health Services Facilities Proj.) Series 2008 D:
5% 2/15/14	7,295	7,669
5% 8/15/14	7,755	8,173
Series 2008 B, 5% 7/1/15	30,000	31,163
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,559
New York Local Govt. Assistance Corp. Series 2007 A, 5% 4/1/11	20,000	21,013
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/10	1,485	1,548
5% 11/15/11	2,750	2,881
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,591
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5% 4/1/13	2,600	2,750
New York Thruway Auth. Svc. Contract Rev. 5.5% 4/1/11	10,000	10,552
New York Urban Dev. Corp. Rev. 5% 1/1/12	5,015	5,245
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,275
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,295	6,674
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,856
Series A1:
5% 6/1/10	1,325	1,366
5.25% 6/1/13	7,780	7,790
5.5% 6/1/14	3,965	4,006
5.5% 6/1/17	6,000	6,136
Series C1:
5.5% 6/1/15	1,300	1,328
5.5% 6/1/17	4,200	4,296
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	4,100	4,457
		340,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	$ 1,200	$ 1,213
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	3,950
		5,163
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A:
5% 1/15/10	250	256
5% 1/15/11	750	771
5% 1/15/12	400	414
Nash Health Care Sys. Health Care Facilities Rev.:
5% 11/1/13 (FSA Insured)	1,500	1,568
5% 11/1/15 (FSA Insured)	1,600	1,660
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/10	3,000	3,034
Series D, 5.375% 1/1/10	3,730	3,767
North Carolina Grant Anticipation Rev. 5% 3/1/11	5,000	5,233
		16,703
North Dakota - 0.3%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,631
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,871
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,598
		5,100
Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,014
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,009
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,159
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	1,020
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series C2, 4.1%, tender 11/10/11 (c)	2,700	2,710
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	4,796
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15 (b)	$ 2,000	$ 2,049
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.):
5% 12/1/12	1,950	1,990
5% 12/1/13	875	891
5% 12/1/14	2,275	2,299
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,034
		28,971
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	895
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	8,940	9,625
Norman Reg'l. Hosp. Auth. Hosp. Rev. 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	1,035	1,049
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series B, 5% 8/15/14	1,660	1,702
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/13	430	445
		13,716
Oregon - 0.4%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,256
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	609
5% 5/1/11 (FSA Insured)	1,000	1,051
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,240
		8,156
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,332
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/12	6,615	6,852
Series B, 5% 6/15/14	1,385	1,431
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (MBIA Insured)	1,495	1,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	$ 2,565	$ 2,569
5% 12/15/11	2,835	2,806
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	9,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,087
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,841
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,719
5% 8/1/12 (FSA Insured)	5,000	5,226
Series A:
5% 12/15/14 (FSA Insured)	5,370	5,614
5% 12/15/15 (FSA Insured)	5,000	5,199
5% 12/15/16 (FSA Insured)	7,275	7,512
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,592
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,547
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,243
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,600	1,631
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,057
		69,727
Puerto Rico - 1.1%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,036
Puerto Rico Govt. Dev. Bank Series B:
5% 12/1/10	8,000	8,207
5% 12/1/12	1,000	1,016
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,863
Series Q, 5% 6/1/11	4,825	4,911
		22,033
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.1%
Providence Spl. Oblig. Series 2005 E:
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	$ 1,315	$ 1,333
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,209
		2,542
South Carolina - 0.6%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,501
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,517
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	565
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,088
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,116
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,018
		10,805
Tennessee - 0.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,185	7,050
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,076
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,017
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,062
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,702
		13,907
Texas - 11.0%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,549
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,735
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	504
6% 1/1/13	1,270	1,274
6% 1/1/14	1,420	1,419
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	$ 3,000	$ 3,141
5% 11/15/11 (FSA Insured)	4,000	4,233
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	4,961
0% 11/15/10 (MBIA Insured)	5,300	4,949
Bexar County Gen. Oblig. Series A, 5% 6/15/10 (FSA Insured)	1,000	1,039
Birdville Independent School District:
0% 2/15/11	5,000	4,636
5% 2/15/10	1,300	1,343
Brownsville Independent School District 5% 8/15/11	1,430	1,507
Brownsville Util. Sys. Rev. Series A, 5% 9/1/15 (FSA Insured)	2,665	2,843
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,599
College Station Independent School District 5% 2/15/10	1,000	1,033
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,226
Fort Bend Independent School District 5%, tender 8/15/09 (c)	5,000	5,097
Fort Worth Independent School District 5% 2/15/12	1,500	1,583
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,765
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,063
5% 8/15/14	1,075	1,145
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,746
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,200
5.25% 4/15/12 (FSA Insured)	2,000	2,132
Houston Gen. Oblig. Series A:
5% 3/1/12 (MBIA Insured)	3,575	3,767
5% 3/1/13 (MBIA Insured)	7,500	7,950
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (MBIA Insured)	2,835	2,936
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,693
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,260
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,125
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (g)	$ 5,000	$ 5,256
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,584
5% 2/15/10 (MBIA Insured)	1,845	1,901
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,357
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (c)	1,300	1,353
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	4,977
Northside Independent School District Series A, 3.78%, tender 6/1/09 (c)	5,000	5,035
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	928
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,686
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,186
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	2,500	2,478
0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,480
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,636
San Antonio Wtr. Sys. Rev.:
5% 5/15/10 (FGIC Insured)	1,020	1,054
5% 5/15/12 (FGIC Insured)	7,000	7,361
Spring Branch Independent School District:
5.375% 2/1/14	1,090	1,137
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,797
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/09	1,000	1,017
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 3.927%, tender 10/3/08 (FSA Insured) (c)	575	552
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (f)	3,000	3,080
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,290
0% 10/1/13	6,500	5,344
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Bldg. Rev. 5% 2/1/11 (AMBAC Insured)	$ 1,550	$ 1,618
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,087
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,306
Texas Trans. Commission State Hwy. Fund Rev. 5% 4/1/12	4,000	4,234
Texas Wtr. Dev. Board Rev. Series B, 5% 7/15/11	2,780	2,933
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	2,955
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,402
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/13	6,135	6,493
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	15,724
Series B, 5.25% 8/15/11	5,025	5,342
Wichita Falls Independent School District 0% 2/1/10	2,325	2,238
Ysleta Independent School District 0% 8/15/09	4,065	3,973
		212,247
Utah - 1.0%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,419
0% 10/1/12 (AMBAC Insured)	3,800	3,254
0% 10/1/13 (AMBAC Insured)	3,760	3,061
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,787
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	7,475	7,834
		19,355
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
3% 12/1/08 (FSA Insured)	1,000	998
4% 12/1/09 (FSA Insured)	1,000	1,010
5% 12/1/15 (FSA Insured)	2,225	2,320
		4,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.1%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	$ 1,800	$ 1,729
Washington - 2.0%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,246
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,752
5.25% 1/1/11 (FSA Insured)	1,935	2,035
King County School District #401 Highline Pub. Schools 5.5% 12/1/17 (FGIC Insured)	5,100	5,301
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,830
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (g)	1,155	1,220
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,702
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,015
Snohomish County School District #2, Everett 5% 6/1/10 (FSA Insured)	1,000	1,039
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,058
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,052
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (g)	3,500	3,672
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (g)	13,000	13,668
		38,590
Wisconsin - 0.6%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	3,137
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,588
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	877
Series B, 6.25% 2/15/10	1,015	1,042
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,021
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2003 A, 5% 8/15/10	$ 1,870	$ 1,885
Series 2006 A, 5% 8/15/11	1,315	1,316
		11,866
TOTAL MUNICIPAL BONDS (Cost $1,893,288)		1,889,518
Municipal Notes - 0.5%

New York - 0.5%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 BB2, 9%, LOC Landesbank Hessen-Thuringen, VRDN (c) (Cost $10,000)	10,000	10,000
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 5.85% (d)(e) (Cost $1)	900	1
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,903,289)		1,899,519
NET OTHER ASSETS - 1.2%		22,818
NET ASSETS - 100%		$ 1,922,337
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
ARS - AUCTION RATE SECURITY
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,654,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 8,433
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,899,519	$ 1	$ 1,899,518	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,903,276,000. Net unrealized depreciation aggregated $3,757,000, of which $13,628,000 related to appreciated investment securities and $17,385,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008